UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

623-266-4567

Date of fiscal year end:

8/31

Date of reporting period: 2/28/14

Item 1.  Reports to Stockholders.

CLASS A AND C SHARES

SEMI-ANNUAL REPORT

AS OF FEBRUARY 28, 2014

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’s Letter

Investment Review

Schedules of Investments

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financials

Financial Highlights

Supplemental Information

Privacy Notice

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia

Trustee, Chairman, President & CEO

Patrick H. McCollough

Trustee

Udo W. Koopmann

Trustee

Floyd E. Seal

Trustee

Stephen H. Hamrick

Trustee

Stephen Ventimiglia

Vice President & Secretary

Jonathan W. Ventimiglia

Vice President, Assistant Secretary, Treasurer & Chief Financial Officer

James S. Vitalie

Vice President

Michael J. Wagner

Chief Compliance Officer

Rose Anne Casaburri

Assistant Secretary

Aaron J. Smith

Assistant Treasurer

Investment Manager

Distributor

Saratoga Capital Management, LLC

Northern Lights Distributors, LLC

1616 N. Litchfield Rd., Suite 165

17605 Wright Street, Suite 2

Goodyear, Arizona 85395

Omaha, Nebraska 68130

Transfer & Shareholder Servicing Agent

Custodian

Gemini Fund Services, LLC

BNY Mellon Corp.

17605 Wright Street, Suite 2

1 Wall Street, 25th Floor

Omaha, Nebraska 68130

New York, New York 10286

Administrator & Fund Accounting Agent

Custody Administrator

Gemini Fund Services, LLC

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 17, 2014

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”).  This report covers the six months from September 1, 2013 through February 28, 2014.

We believe that successful investing requires discipline and patience.  Try to stay focused on your long-term investment goals.  Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy.  The Saratoga Advantage Trust’s portfolios are managed by some of the world’s leading institutional investment advisory firms.  Combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

LONG-TERM INVESTING

Even some of the most effective investors can be frustrated over short-term time periods.  Warren Buffett, one of the most successful investors over the long-term and the Chairman of Berkshire Hathaway Inc. (“Berkshire”), noted in the 2013 Berkshire Annual Report that the company underperformed the S&P 500 Total Return (“S&P 500 TR”) in ten of his 49 years managing the company.  Despite the ten years of underperformance, over the last 49 years ended December 31, 2013, Berkshire’s book value has grown at a rate of 19.7% compounded annually versus 9.8% for the S&P 500 TR (S&P 500 TR performance includes reinvested dividends).

ECONOMIC OVERVIEW

As measured by the Gross Domestic Product (GDP), the United States (U.S.) economy advanced by an annualized rate of 2.6% during the fourth quarter of 2013 (Q4 13). The GDP has been growing at a pace that has been below its historic average of 3.2% for most of the current expansion. Personal Consumption Expenditures (PCE) was valued at just over $10.8 trillion during the Q4 13, and it accounted for approximately 70% of the total GDP. The PCE grew at an annualized quarterly rate of approximately 3.25% during Q4 13. This is a departure from its post-recession average annualized rate of growth of slightly over 2.2%. The Manufacturing of Durable Goods accounted for over $1.3 trillion during Q4 13, and its post-recession average annualized quarterly growth rate was nearly 6.8%. However, during Q4 13 it slowed, growing at nearly an annualized quarterly rate of 2.7%. Total Inventories grew at an annualized quarterly rate of over 5.3% for the third and fourth quarters of 2013, which could have prompted the slowdown in the manufacturing of durable goods. Gross private domestic investment (GDPI) totaled over $2.6 trillion in Q4 13, growing at an annualized quarterly rate of above 3.25% during that quarter. However, the GDPI’s post-recession average annualized quarterly rate of growth rate was more than 8.5%, almost 4 percentage points greater than its historic mean. Businesses have been investing, and manufacturing has been sizeable both in the U.S. and overseas. However the U.S. consumption sectors and the manufacturing of non-durable goods are still reflecting a low level of consumer confidence. At the March 19, 2014 Federal Reserve (Fed) Open Market Committee meeting, the Fed released the following statement in part: “... In light of the cumulative progress toward maximum employment and the improvement in the outlook for labor market conditions since the inception of the current asset purchase program, the Committee decided to make a further measured reduction in the pace of its asset purchases…The Committee's sizable and still-increasing holdings of longer-term securities should maintain downward pressure on longer-term interest rates, support mortgage markets, and help to make broader financial conditions more accommodative, which in turn should promote a stronger economic recovery and help to ensure that inflation, over time, is at the rate most consistent with the Committee's dual mandate…” Currently, inflation as measured by the Consumer Price Index (CPI) is approximately 1.1% year-over-year (y-o-y). In the past when inflation has increased to greater than 3.75% y-o-y, in many periods it appears to have prompted a stage of higher unemployment. Consequently, the Fed’s dual mandate does seem to be warranted, but very difficult to achieve.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Saratoga portfolio was formed to represent a single asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.

Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions, and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards against which to measure the portfolios,  in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839. For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of each of the Trust’s portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.
Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia

Chairman, President and

Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully. This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA.

2076-NLD-5/9/2014

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by: M.D. Sass Investors Services, Inc., New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Period ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Five Year: 3/1/09 - 2/28/14*	Ten Year: 3/1/04 - 2/28/14*	Inception: 1/4/99 - 2/28/14*	Inception: 2/14/06 - 2/28/14*
Class A
With Sales Charge	19.49%	30.94%	21.89%	NA	NA	2.28%
Without Sales Charge	26.78%	38.91%	23.32%	NA	NA	3.04%
Class C
With Sales Charge	25.41%	37.16%	22.54%	3.09%	2.07%	NA
Without Sales Charge	26.41%	38.16%	22.54%	3.09%	2.07%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 1.71% and 2.35% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
LARGE CAPITALIZATION VALUE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
CVS Caremark Corp.	4.9%
American Airlines Group, Inc.	4.7%
Actavis, Inc.	4.7%
Sinclair Broadcast Group, Inc.	4.5%
Delta Air Lines, Inc.	4.4%
Cameron International Corp.	4.4%
AerCap Holdings NV	4.3%
eBay, Inc.	4.3%
McKesson Corp.	4.2%
CBS Corp.	4.0%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

The Morningstar Large Value Average ("Large Value Average"), as of February 28, 2014, consisted of 1,304 mutual funds comprised of large market capitalization value stocks. The Large Value Average is not managed and it is not possible to invest directly in the Large Value Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by: Loomis, Sayles & Co., L.P., Boston, Massachusetts

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Five Year: 3/1/09 - 2/28/14*	Ten Year: 3/1/04 - 2/28/14*	Inception: 1/4/99 - 2/28/14*	Inception: 2/14/06 - 2/28/14*
Class A
With Sales Charge	11.84%	20.26%	24.37%	NA	NA	6.82%
Without Sales Charge	18.69%	27.57%	25.85%	NA	NA	7.61%
Class C
With Sales Charge	17.32%	25.85%	25.06%	7.63%	1.72%	NA
Without Sales Charge	18.32%	26.85%	25.06%	7.63%	1.72%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 1.66% and 2.35% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
LARGE CAPITALIZATION GROWTH PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Google, Inc.	6.5%
Facebook, Inc.	5.3%
Cisco Systems, Inc.	4.9%
Oracle Corp.	4.8%
Amazon.com, Inc.	4.8%
Lowe's Co., Inc.	4.8%
Visa, Inc.	4.6%
QUALCOMM, Inc.	4.4%
Procter & Gamble Co.	3.9%
United Parcel Service, Inc.	3.8%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

The Morningstar Large Growth Average ("Large Growth Average"), as of February 28, 2014, consisted of 1,775 mutual funds comprised of large market capitalization growth stocks. The Large Growth Average is not managed and it is not possible to invest directly in the Large Growth Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by: Vaughn Nelson Investment Management, L.P., Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 -2/28/14	Five Year: 3/1/09 – 2/28/14*	Ten Year: 3/1/04 – 2/28/14*	Inception: 6/28/02 – 2/28/14*
Class A
With Sales Charge	13.70%	27.58%	22.44%	8.24%	8.65%
Without Sales Charge	20.66%	35.34%	23.92%	8.89%	9.20%
Class C
With Sales Charge	19.23%	33.55%	23.18%	8.25%	8.54%
Without Sales Charge	20.23%	34.55%	23.18%	8.25%	8.54%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 2.21% and 2.83% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
MID CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Constellium NV	2.5%
Skyworks Solutions, Inc.	2.2%
HCA Holdings, Inc.	2.1%
Hertz Global Holdings, Inc.	2.1%
NCR Corp.	2.0%
IAC InterActive Corp.	1.9%
Valeant Pharmaceuticals International, Inc.	1.9%
Graphic Packaging Holding Co.	1.9%
Crown Holdings, Inc.	1.9%
United Rentals, Inc.	1.8%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

The Morningstar Mid Capitalization Blend Average ("Mid Cap Blend Average"), as of February 28, 2014, consisted of 426 mutual funds comprised of mid market capitalization stocks. The Mid Cap Blend Average is not managed and it is not possible to invest directly in the Mid Cap Blend Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by: Fox Asset Management LLC, Shrewsbury, New Jersey

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Five Year: 3/1/09 - 2/28/14*	Ten Year: 3/1/04 - 2/28/14*	Inception: 1/4/99 - 2/28/14*	Inception: 2/14/06 - 2/28/14*
Class A
With Sales Charge	9.00%	18.06%	20.16%	NA	NA	6.01%
Without Sales Charge	15.63%	25.32%	21.59%	NA	NA	6.79%
Class C
With Sales Charge	14.29%	23.61%	20.71%	7.39%	8.94%	NA
Without Sales Charge	15.23%	24.61%	20.71%	7.39%	8.94%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 1.97% and 2.60% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
SMALL CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Bancorp, Inc.	3.8%
ConnectOne Bancorp, Inc.	3.6%
Stone Energy Corp. *	3.2%
EnPro Industries, Inc.	2.9%
Eagle Bancorp, Inc.	2.8%
Prosperity Bancshares, Inc.	2.8%
Teleflex, Inc.	2.6%
MasTec, Inc.	2.5%
Barnes Group, Inc.	2.5%
Entegris, Inc.	2.3%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

The Morningstar Small Blend Average ("Small Blend Average"), as of February 28, 2014, consisted of 742 mutual funds comprised of small market capitalization stocks. The Small Blend Average is not managed and it is not possible to invest directly in the Small Blend Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by: De Prince, Race & Zollo, Inc., Winter Park, Florida

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Five Year: 3/1/09 - 2/28/14*	Ten Year: 3/1/04 - 2/28/14*	Inception: 1/4/99 - 2/28/14*	Inception: 2/14/06 - 2/28/14*
Class A
With Sales Charge	4.40%	5.06%	11.79%	NA	NA	-0.41%
Without Sales Charge	10.79%	11.43%	13.14%	NA	NA	0.33%
Class C
With Sales Charge	9.48%	9.82%	12.40%	2.24%	0.01%	NA
Without Sales Charge	10.48%	10.82%	12.40%	2.24%	0.01%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 3.49% and 4.08% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
INTERNATIONAL EQUITY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Playtech Plc	2.2%
Nestle SA	2.0%
Standard Chartered PLC	2.0%
BHP Billiton PLC	2.0%
Philip Morris International, Inc.	1.9%
Credit Suisse Group AG	1.9%
Honda Motor Co. Ltd.	1.9%
Komatsu Ltd.	1.8%
Roche Holding AG	1.8%
Sumitomo Mitsui Trust Holdings, Inc.	1.7%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

MSCI EAFE® Index (Europe, Australasia, and Far East) is a free float-adjusted, market capitalization Index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of February 28, 2014, the MSCI EAFE ® Index consisted of the following 21 develop market country indices: Australia, Austria, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This unmanaged Index assumes the reinvestment of the dividend, does not include fees and expenses (which would lower performance) and investors may not invest directly in the Index

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Five Year: 3/1/09 - 2/28/14*	Ten Year: 3/1/04 - 2/28/14*	Inception: 7/15/99 - 2/28/14*	Inception: 1/18/00 - 2/28/14*
Class A
With Sales Charge	13.43%	26.38%	22.79%	8.32%	7.59%	N/A
Without Sales Charge	20.34%	34.12%	24.25%	8.97%	8.03%	N/A
Class C
With Sales Charge	19.00%	32.34%	23.54%	8.33%	N/A	3.99%
Without Sales Charge	20.00%	33.34%	23.54%	8.33%	N/A	3.99%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 2.60% and 3.20% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
HEALTH & BIOTECHNOLOGY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Cardinal Health, Inc.	5.8%
CR Bard, Inc.	5.3%
Amgen, Inc.	4.9%
AstraZeneca PLC - ADR	4.8%
McKesson Corp.	4.7%
Boston Scientific Corp.	4.2%
Eli Lilly & Co.	4.2%
Becton Dickinson and Co.	4.1%
Waters Corp.	3.7%
Pfizer, Inc.	3.7%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

The S&P 500®Healthcare Index is a widely-recognized, unmanaged, equally-weighted Index, adjusted for capital gains distribution and income dividends, of securities of companies engaged in the healthcare/biotechnology and medical industries. Index returns assume reinvestment of dividends; unlike the Portfolio's returns, however, Index returns do not reflect any fees or expenses. Such costs would lower performance. It is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by: Loomis, Sayles & Co., L.P., Boston, Massachusetts

and Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Five Year: 3/1/09 - 2/28/14*	Ten Year: 3/1/04 - 2/28/14*	Inception: 10/22/97 - 2/28/14*	Inception: 1/14/00 - 2/28/14*
Class A
With Sales Charge	13.43%	25.97%	27.68%	10.09%	4.56%	NA
Without Sales Charge	20.33%	33.67%	29.21%	10.74%	4.94%	NA
Class C
With Sales Charge	18.98%	31.86%	28.43%	10.09%	NA	-4.55%
Without Sales Charge	19.98%	32.86%	28.43%	10.09%	NA	-4.55%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 2.31% and 2.92% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
TECHNOLOGY & COMMUNICATIONS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Apple, Inc.	9.9%
Google, Inc.	9.2%
Northrop Grumman Corp.	3.9%
Visa, Inc.	3.2%
Amdocs Ltd.	2.9%
Western Digital Corp.	2.8%
Unisys Corp.	2.8%
Vmware, Inc.	2.7%
QUALCOMM, Inc.	2.7%
CA, Inc.	2.6%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

The Lipper Science & Technology Funds Index is an equal-weighted performance Index, adjusted for capital gain distribution and income dividends, of the largest qualifying funds within the Science and Technology fund classification, as defined by Lipper. Indexes are not managed and it is not possible directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by: Loomis, Sayles & Co., L.P., Boston, Massachusetts

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Five Year: 3/1/09 - 2/28/14*	Ten Year: 3/1/04 - 2/28/14*	Inception: 10/23/97 - 2/28/14*	Inception: 1/7/03 - 2/28/14*
Class A
With Sales Charge	3.70%	9.72%	15.27%	8.35%	7.34%	NA
Without Sales Charge	10.01%	16.39%	16.64%	9.00%	7.73%	NA
Class C
With Sales Charge	8.66%	14.67%	15.92%	8.36%	NA	9.82%
Without Sales Charge	9.66%	15.67%	15.92%	8.36%	NA	9.82%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 3.43% and 4.03% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
ENERGY & BASIC MATERIALS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Halliburton Co.	4.8%
Schlumberger Ltd.	4.7%
LyondellBasell Industries NV	4.7%
Noble Energy, Inc.	4.5%
Valero Energy Corp.	4.5%
Exxon Mobil Corp.	4.5%
Sealed Air Corp.	4.3%
Praxair, Inc.	4.2%
Vulcan Materials Co.	4.0%
Gulfport Energy Corp.	4.0%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

The Lipper Natural Resources Funds Index is an equal-weighted performance Index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds within the Natural Resources fund classification, as defined by Lipper.  Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by: Loomis, Sayles & Co., L.P., Boston, Massachusetts

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Five Year: 3/1/09 - 2/28/14*	Ten Year: 3/1/04 - 2/28/14*	Inception: 8/1/00 – 2/28/14*
Class A
With Sales Charge	3.62%	12.03%	13.84%	-1.25%	0.79%
Without Sales Charge	9.88%	18.84%	15.19%	-0.66%	1.23%
Class C
With Sales Charge	8.52%	17.08%	14.46%	-1.27%	0.61%
Without Sales Charge	9.52%	18.08%	14.46%	-1.27%	0.61%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 6.05% and 6.80% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
FINANCIAL SERVICES PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Berkshire Hathaway, Inc.	6.7%
Wells Fargo & Co.	6.0%
Citigroup, Inc.	5.2%
US Bancorp	4.7%
JPMorgan Chase & Co.	4.6%
Goldman Sachs Group, Inc.	4.5%
American Express Co.	4.0%
M&T Bank Corp.	3.7%
ACE Ltd.	3.6%
BlackRock, Inc. - Cl. A	3.4%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

The Lipper Financial Services Funds Index is an equal, dollar-weighted Index of the 30 largest mutual funds within the Financial Services fund classification defined by Lipper. The Index is adjusted for the reinvestment of capital gains income dividends. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by: Fox Asset Management LLC, Shrewsbury, New Jersey

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Five Year: 3/1/09 - 2/28/14*	Ten Year: 3/1/04 - 2/28/14*	Inception: 1/4/99 - 2/28/14*	Inception: 2/14/06 - 2/28/14*
Class A
With Sales Charge	-4.35%	-6.10%	1.86%	NA	NA	2.12%
Without Sales Charge	1.50%	-0.39%	3.06%	NA	NA	2.88%
Class C
With Sales Charge	0.13%	-2.04%	2.45%	2.01%	2.96%	NA
Without Sales Charge	1.13%	-1.06%	2.45%	2.01%	2.96%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 1.86% and 2.44% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
INVESTMENT QUALITY BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Federal Home Loan Mortgage, 5.125%, 10/18/16	7.0%
Federal National Mortgage, 4.875%, 12/15/16	7.0%
U.S. Treasury Notes 0.25%, 2/28/15	6.9%
U.S. Treasury Notes 4.625%, 2/15/17	5.0%
Federal National Mortgage, 5.00%, 4/15/15	5.0%
BB&T Corp., 4.90%, 6/30/17	4.5%
General Electric Cap Corp., 5.50%, 1/8/20	4.4%
Health Care REIT, Inc., 5.875%, 5/15/15	4.3%
CR Bard, Inc., 2.875%, 1/15/16	4.2%
U.S. Treasury Notes 4.25%, 8/15/15	4.0%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

The Lipper Short-Intermediate Investment Grade Debt Funds Index consist of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by: Fox Asset Management LLC, Shrewsbury, New Jersey

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Year Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Five Year: 3/1/09 - 2/28/14*	Ten Year: 3/1/04 - 2/28/14*	Inception: 1/4/99 - 2/28/14*	Inception: 2/14/06 - 2/28/14*
Class A
With Sales Charge	-3.58%	-6.90%	0.63%	NA	NA	0.23%
Without Sales Charge	2.32%	-1.24%	1.82%	NA	NA	0.97%
Class C
With Sales Charge	1.03%	-2.78%	1.39%	0.95%	1.81%	NA
Without Sales Charge	2.02%	-1.83%	1.39%	0.95%	1.81%	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 2.76% and 3.48% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
MUNICIPAL BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	4.9%
West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA	4.6%
County of King WA Sewer Revenue, 4.00%, 1/1/2020	4.2%
Kirksville R-III School District, 5.00%, 3/1/20	4.2%
University of Iowa Revenue, 3.50%, 7/1/22	4.0%
State of Wisconsin, 5.00%, 5/1/19	4.0%
Salt Lake County Utah, 3.00%, 12/15/20	3.9%
Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	3.8%
Dunkirk City School, 3.50%, 6/15/23	3.8%
State Water Assistance, Series A, 4.50%, 8/1/22	3.7%

*Based on total net assets as of February 28, 2014
Excludes short-term investments.

The Lipper General Municipal Bond Debt Funds Index consist of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit rating. Indexes are not managed and it is not possible to invest directly in the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by: CLS Investments, LLC, Omaha, Nebraska

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class A and C)
2/28/14	0.01%

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Five Year: 3/1/09 - 2/28/14*	Ten Year: 3/1/04 - 2/28/14*	Inception: 1/4/99 - 2/28/14*	Inception: 2/14/06 - 2/28/14*
Class A
With Sales Charge	-5.66%	-5.65%	-1.15%	NA	NA	-0.01%
Without Sales Charge	0.01%	0.01%	0.01%	NA	NA	0.72%
Class C
With Sales Charge	-0.99%	-0.99%	0.01%	1.08%	1.41%	NA
Without Sales Charge	0.01%	0.01%	0.01%	1.08%	1.41%	NA

¹ The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

*  Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 are 1.38% and 1.99% for the A and C Classes respectively.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

INVESTMENT REVIEW

JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO

Advised by: Armored Wolf, LLC, Irvine, California

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 – 2/28/14	Inception: 2/1/11 – 2/28/14*	Inception: 1/5/12 – 2/28/14*
Class A
With Sales Charge	-7.42%	-9.35%	-1.22%	NA
Without Sales Charge	-1.78%	-3.86%	0.70%	NA
Class C
With Sales Charge	-3.11%	-5.55%	NA	-0.97%
Without Sales Charge	-2.14%	-4.60%	NA	-0.97%

*  Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 is 2.37% and 3.11% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition*

Top 10 Portfolio Holdings*
% of
Company	Net Assets
U.S Treasury Bond, 0.25%, 3/31/15	28.4%
U.S Treasury Bond, 0.25%, 9/15/14	5.7%
U.S Treasury Notes-TIPS, 1.25%, 4/15/14	5.0%
U.S Treasury Bond, 1.375%, 7/31/18	2.8%
U.S Treasury Bond, 0.25%, 2/15/15	2.8%
Revlon, Inc.	2.3%
Apple, Inc.	2.2%
Citigroup, Inc.	1.7%
General Motors Co.	1.7%
Hertz Global Holdings, Inc.	1.2%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Advised by: Ascent Investment Advisors, LLC, Greenwood Village, Colorado

Objective: The Portfolio seeks total return consisting of current income and capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2014
	Six Months: 9/1/13 - 2/28/14	One Year: 3/1/13 - 2/28/14	Inception: 10/26/09 - 2/28/14*	Inception: 1/5/12 - 2/28/14*
Class A
With Sales Charge	3.15%	-4.20%	11.40%	NA
Without Sales Charge	9.43%	1.63%	12.93%	NA
Class C
With Sales Charge	8.23%	0.43%	NA	17.00%
Without Sales Charge	9.23%	1.34%	NA	17.00%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2013 is 2.10% and 2.86% for the A and C Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Portfolio Composition *

Top 10 Portfolio Holdings*
% of
Company	Net Assets
American Tower Corp.	4.8%
Sun Hung Kai Properties Ltd.	4.4%
Mitsui Fudosan Co. Ltd.	4.4%
American Campus Communities, Inc.	4.0%
Wyndham Worldwide Corp.	3.6%
Mitsubishi Estate Co. Ltd.	3.5%
Gaming and Leisure Properties, Inc.	3.5%
Unibail-Rodamco SE	3.3%
Ashford Hospitality Prime, Inc.	3.3%
Link REIT	3.3%

*Based on total net assets as of February 28, 2014

Excludes short-term investments.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

The FTSE EPRA/NAREIT Developed Net Index Series is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
February 28, 2014

Shares		Value
	COMMON STOCK - 95.7%
	AIRLINES - 9.1%
33,525	American Airlines Group, Inc. * +	$ 1,238,078
34,900	Delta Air Lines, Inc.	1,159,029
		2,397,107
	BANKS - 3.9%
13,850	Capital One Financial Corp.	1,017,005

	BUILDING MATERIALS - 2.1%
6,150	Eagle Materials, Inc.	543,660

	CHEMICALS - 6.9%
12,050	FMC Corp.	930,019
8,200	Monsanto Co.	902,164
		1,832,183
	COMMERCIAL SERVICES - 2.0%
23,350	Live Nation Entertainment, Inc. *	529,812

	DIVERSIFIED FINANCIAL SERVICES - 7.6%
26,450	AerCap Holdings NV *	1,137,350
36,000	SLM Corp.	861,840
		1,999,190
	ENGINEERING & CONSTRUCTION - 0.6%
2,000	Chicago Bridge & Iron Co. NV	168,380

	ENTERTAINMENT - 3.1%
21,545	Gaming and Leisure Properties, Inc.	820,434

	INSURANCE - 11.0%
20,900	MetLife, Inc.	1,059,003
11,600	Prudential Financial, Inc.	981,128
11,250	Reinsurance Group of America, Inc.	866,137
		2,906,268
	INTERNET - 4.2%
19,100	eBay, Inc. *	1,122,507

	MEDIA - 8.5%
15,800	CBS Corp.	1,059,864
39,950	Sinclair Broadcast Group, Inc.	1,183,319
		2,243,183
	OIL & GAS SERVICES - 8.2%
18,000	Cameron International Corp. *	1,153,080
10,950	Schlumberger Ltd.	1,018,350
		2,171,430
	PHARMACEUTICALS - 13.0%
5,600	Actavis, Inc. *	1,236,592
6,300	McKesson Corp.	1,115,415
16,700	Mylan, Inc. *	928,019
2,700	Sanofi PLC - ADR	139,969
		3,419,995
	PIPELINES - 3.6%
22,750	The Williams Cos, Inc.	939,575

	REAL ESTATE - 3.5%
19,200	Realogy Holdings Corp. *	911,232

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Shares		Value

	RETAIL - 8.4%
17,700	CVS Caremark Corp.	$ 1,294,578
21,800	Foot Locker, Inc.	909,278
		2,203,856

	TOTAL COMMON STOCK (Cost - $19,432,027)	25,225,817

	SHORT-TERM INVESTMENTS - 3.3%
882,169	Milestone Treasury Obligations Portfolio, Insitutional Class	$ 882,169
	(Cost - $882,169)

	COLLATERAL FOR SECURITIES LOANED - 4.3%
1,133,738	BNY Mellon Overnight Government Fund
	(Cost - $1,133,738)	1,133,738

	TOTAL INVESTMENTS - 103.3% (Cost - $21,447,934) (a)	$ 27,241,724

	OTHER ASSETS AND LIABILITIES - (3.3) %	(876,961)

	TOTAL NET ASSETS - 100.0%	$ 26,364,763

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes.    Aggregate cost for federal tax purposes is $21,509,942 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 5,822,814
	Unrealized depreciation:	(91,033)
	Net unrealized appreciation:	$ 5,731,781

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
February 28, 2014

Shares		Value
	COMMON STOCK - 98.7%
	BEVERAGES - 8.8%
31,344	Coca-Cola Co. (The)	$ 1,197,341
386	Diageo PLC - ADR	48,524
13,790	Monster Beverage Corp. *	1,020,460
10,889	SABMiller PLC - ADR	534,432
		2,800,757
	BIOTECHNOLOGY - 2.8%
7,118	Amgen, Inc.	882,774

	COMMERCIAL SERVICES - 3.5%
7,231	Automatic Data Processing, Inc.	562,427
16,067	SEI Investments Co.	539,369
		1,101,796
	COSMETICS/PERSONAL CARE - 3.9%
15,749	Procter & Gamble Co.	1,238,816

	DIVERSIFIED FINANCIAL SERVICES - 9.0%
12,219	American Express Co.	1,115,350
5,284	Greenhill & Co., Inc.	281,479
6,470	Visa, Inc.	1,461,832
		2,858,661
	FOOD - 2.4%
54,351	Danone SA - ADR +	770,154

	HEALTHCARE-PRODUCTS - 5.5%
10,876	Varian Medical Systems, Inc. *	911,735
8,998	Zimmer Holdings, Inc.	844,372
		1,756,107
	INTERNET - 16.5%
4,225	Amazon.com, Inc. *	1,529,873
24,542	Facebook, Inc. *	1,680,145
1,687	Google, Inc. *	2,050,802
		5,260,820
	MEDIA - 1.1%
3,402	FactSet Research Systems, Inc.	358,197

	OIL & GAS SERVICES - 1.0%
3,376	Schlumberger Ltd.	313,968

	PHARMACEUTICALS - 6.3%
12,554	Merck & Co., Inc.	715,453
6,412	Novartis AG - ADR	533,350
16,062	Novo Nordisk A/S - ADR	763,427
		2,012,230
	RETAIL - 7.1%
30,357	Lowe's Co., Inc.	1,518,761
9,897	Yum! Brands, Inc.	733,170
		2,251,931
	SEMICONDUCTORS - 7.1%
4,362	Altera Corp.	158,384
3,388	Analog Devices, Inc.	172,178
10,410	ARM Holdings PLC - ADR	522,582
18,570	QUALCOMM, Inc.	1,398,135
		2,251,279
	SOFTWARE - 11.5%
21,917	Autodesk, Inc. *	1,149,766
25,206	Microsoft Corp.	965,642
39,269	Oracle Corp.	1,535,810
		3,651,218

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Shares		Value
	TELECOMMUNICATIONS - 4.9%
71,264	Cisco Systems, Inc.	$ 1,553,555

	TRANSPORTATION - 7.3%
28,281	Expeditors International of Washington, Inc.	1,117,382
12,546	United Parcel Service, Inc.	1,201,530
		2,318,912

	TOTAL COMMON STOCK (Cost - $22,976,120)	31,381,175

	SHORT-TERM INVESTMENTS - 1.2%
379,543	Milestone Treasury Obligations Portfolio, Institutional Class	379,543
	(Cost - $379,543)

	COLLATERAL FOR SECURITIES LOANED - 1.6%
513,300	BNY Mellon Overnight Government Fund
	(Cost - $513,300)	513,300

	TOTAL INVESTMENTS - 101.5% (Cost - $23,868,963)(a)	$ 32,274,018

	OTHER ASSETS AND LIABILITIES - (1.5) %	(486,062)

	TOTAL NET ASSETS - 100.0%	$ 31,787,956

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,051,843 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 8,618,852
	Unrealized depreciation:	(396,677)
	Net unrealized appreciation:	$ 8,222,175

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2014

Shares		Value
	COMMON STOCK - 98.7%
	AEROSPACE/DEFENSE - 1.1%
2,425	B/E Aerospace, Inc. *	$ 204,306

	AUTO MANUFACTURERS - 0.8%
3,975	Navistar International Corp. * +	149,063

	AUTO PARTS & EQUIPMENT - 2.5%
3,800	Delphi Automotive PLC	252,966
3,125	Tenneco, Inc. *	188,250
		441,216
	BANKS - 7.0%
4,500	CIT Group, Inc.	219,060
12,700	Fifth Third Bancorp	275,526
27,650	Huntington Bancshares, Inc.	263,504
6,350	PacWest Bancorp	275,590
21,150	Regions Financial Corp.	225,036
		1,258,716
	CHEMICALS - 2.5%
1,650	Airgas, Inc.	177,870
3,550	FMC Corp.	273,989
		451,859
	COMMERCIAL SERVICES - 9.3%
4,450	Global Payments, Inc.	312,968
13,425	Hertz Global Holdings, Inc. *	376,034
5,075	KAR Auction Services, Inc.	158,137
8,250	Quanta Services, Inc. *	290,482
6,400	SEI Investments Co.	214,848
3,700	United Rentals, Inc. *	326,858
		1,679,327
	COMPUTERS - 2.8%
1,800	CACI International, Inc. *	141,894
10,800	NCR Corp. *	367,740
		509,634
	COSMETICS/PERSONAL CARE - 1.0%
5,700	Elizabeth Arden, Inc. *	174,249

	DISTRIBUTION/WHOLESALE - 1.3%
9,775	HD Supply Holdings, Inc. *	227,464

	ENERGY EQUIPMENT - 1.4%
8,675	Superior Energy Services, Inc.	256,693

	HAND/MACHINE TOOLS - 1.0%
1,575	Snap-on, Inc.	176,668

	HEALTHCARE - PRODUCTS - 1.0%
5,025	Alere, Inc. *	184,619

	HEALTHCARE - SERVICES - 3.9%
7,400	Community Health Systems, Inc. *	307,174
7,550	HCA Holdings, Inc. *	386,560
		693,734
	HOME BUILDERS - 1.3%
5,550	Lennar Corp.	243,534

	HOME FURNISHINGS - 1.6%
2,800	Harman International Industries, Inc.	293,244

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Shares		Value
	HOUSEHOLD PRODUCTS/WARES - 0.6%
1,275	Spectrum Brands Holdings, Inc.	$ 99,463

	INSURANCE - 5.7%
9,350	First American Financial Corp.	251,889
9,000	Hartford Financial Services Group, Inc.	316,710
3,275	Reinsurance Group of America, Inc.	252,142
5,925	Validus Holdings Ltd.	218,099
		1,038,840
	INTERNET - 1.9%
4,500	IAC InterActive Corp.	348,885

	INTERNET SOFTWARE AND SERVICES - 1.5%
4,075	Check Point Software Technologies Ltd. *	274,737

	INVESTMENT COMPANIES - 1.5%
15,125	Ares Capital Corp.	272,704

	IRON/STEEL - 2.9%
4,875	Carpenter Technology Corp.	288,356
3,275	Reliance Steel & Aluminum Co.	226,892
		515,248
	MACHINERY-DIVERSIFIED - 1.0%
2,275	Flowserve Corp.	184,753

	MEDIA - 1.6%
3,700	AMC Networks, Inc. *	281,274

	MINING - 2.5%
16,075	Constellium NV *	446,724

	MISCELLANEOUS MANUFACTURING - 1.5%
3,375	Pentair Ltd.	272,734

	OIL & GAS - 5.5%
5,300	Atwood Oceanics, Inc. *	251,167
4,750	Gulfport Energy Corp. *	313,975
1,950	Helmerich & Payne, Inc.	192,563
3,550	Noble Energy, Inc.	244,098
		1,001,803
	OIL & GAS SERVICES - 1.3%
9,200	MRC Global, Inc. *	236,624

	PACKAGING & CONTAINERS - 5.9%
7,450	Crown Holdings, Inc. *	335,399
32,850	Graphic Packaging Holding Co. *	336,384
6,550	Owens-Illinois, Inc. *	222,176
2,275	Packaging Corp. of America	165,825
		1,059,784
	PHARMACEUTICALS - 3.6%
1,414	Actavis *	312,240
2,377	Valeant Pharmaceuticals International, Inc. *	344,332
		656,572
	RETAIL - 8.2%
6,500	Abercrombie & Fitch Co.	257,595
5,500	GNC Holdings, Inc.	255,860
4,550	HSN, Inc.	260,943

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Shares		Value
	RETAIL - 8.2% (Continued)
1,950	PVH Corp.	$ 246,539
41,525	Rite Aid Corp. *	273,650
2,000	Signet Jewelers Ltd.	191,100
		1,485,687
	SAVINGS & LOANS - 1.2%
23,275	First Niagara Financial Group, Inc.	211,104

	SEMICONDUCTORS - 6.7%
4,500	Avago Technologies Ltd.	277,650
11,625	Micron Technology, Inc. *	281,209
10,425	Rovi Corp. *	258,957
10,950	Skyworks Solutions, Inc. *	388,287
		1,206,103
	SOFTWARE - 4.2%
4,975	Fiserv, Inc. *	288,799
12,425	MedAssets, Inc. *	301,803
11,425	Nuance Communications, Inc. *	174,687
		765,289
	TELECOMMUNICATIONS - 1.6%
12,175	CommScope Holding Co., Inc. *	294,513

	TRANSPORTATION - 1.3%
6,300	Con-way, Inc.	240,282

	TOTAL COMMON STOCK (Cost - $12,243,267)	17,837,449

	SHORT-TERM INVESTMENTS - 1.3%
241,582	Milestone Treasury Obligations Portfolio, Institutional Class	241,582
	(Cost - $241,582)

	COLLATERAL FOR SECURITIES LOANED - 0.8%
149,530	BNY Mellon Overnight Government Fund
	(Cost - $149,530)	149,530

	TOTAL INVESTMENTS - 100.8% (Cost - $12,634,379) (a)	$ 18,228,561

	OTHER ASSETS AND LIABILITIES - (0.8) %	(153,148)

	TOTAL NET ASSETS - 100.0%	$ 18,075,413

	* Non-income producing securities.
	+ All or a portion of the security is on loan.

 (a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,720,400 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 5,742,912
	Unrealized depreciation:	(234,750)
	Net unrealized appreciation:	$ 5,508,162

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2014

Shares		Value
	COMMON STOCK - 98.2%
	AIRLINES - 1.5%
3,520	Spirit Airlines, Inc. *	$ 198,810

	APPAREL - 2.2%
6,900	Iconix Brand Group, Inc. *	277,656

	AUTO PARTS & EQUIPMENT - 1.9%
11,252	Dana Holding Corp.	243,943

	BANKS - 21.5%
4,480	1st Source Corp.	139,776
26,020	Bancorp, Inc. *	498,283
5,080	Bridge Capital Holdings *	112,878
15,680	Cardinal Financial Corp.	270,323
4,130	Center Bancorp, Inc.	76,859
9,700	ConnectOne Bancorp, Inc. *	460,750
10,648	Eagle Bancorp, Inc. *	364,800
2,020	First Business Financial Services, Inc.	89,870
2,150	First Financial Holdings, Inc.	131,666
3,540	German American Bancorp, Inc.	102,377
5,680	Prosperity Bancshares, Inc.	359,601
2,330	Texas Capital Bancshares, Inc. *	146,674
1,640	Yadkin Financial Corp. *	31,488
		2,785,345
	CHEMICALS - 3.4%
3,150	Innophos Holdings, Inc.	172,998
6,470	RPM International, Inc.	270,834
		443,832
	COMMERCIAL SERVICES - 1.8%
4,800	MAXIMUS, Inc.	229,392

	COMPUTERS - 0.6%
1,110	Synaptics, Inc. *	72,194

	DISTRIBUTION/WHOLESALE - 1.9%
3,230	Core-Mark Holding Co., Inc.	252,586

	ELECTRIC - 1.4%
5,690	Portland General Electric Co.	180,942

	ELECTRONICS - 2.1%
2,090	Analogic Corp.	197,003
2,111	Itron, Inc. *	73,885
		270,888
	ENGINEERING & CONSTRUCTION - 4.8%
6,275	EMCOR Group, Inc.	293,544
7,930	MasTec, Inc. *	324,654
		618,198
	ENTERTAINMENT - 1.0%
8,380	National CineMedia, Inc.	128,717

	ENVIRONMENTAL CONTROL - 3.5%
11,270	Calgon Carbon Corp. *	226,865
11,470	Darling International, Inc. *	231,465
		458,330
	FOOD - 2.1%
19,880	Inventure Foods, Inc. *	276,133

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Shares		Value
	HEALTHCARE - PRODUCTS - 3.9%
3,280	Teleflex, Inc.	$ 334,527
3,860	West Pharmaceutical Services, Inc.	175,939
		510,466
	INSURANCE - 5.9%
3,080	Aspen Insurance Holdings Ltd.	115,685
7,630	Federated National Holding Co.	121,164
6,210	Horace Mann Educators Corp.	177,668
3,340	ProAssurance Corp.	151,836
3,912	Protective Life Corp.	203,972
		770,325

	INTERNET - 0.9%
3,880	FTD Cos, Inc. *	120,513

	MISCELLANEOUS MANUFACTURING - 11.6%
6,020	AO Smith Corp.	299,194
3,970	AptarGroup, Inc.	262,695
8,290	Barnes Group, Inc.	318,750
3,495	Crane Co.	249,613
5,238	EnPro Industries, Inc. *	375,198
		1,505,450
	OIL & GAS - 4.7%
11,666	Stone Energy Corp. *	419,276
29,221	VAALCO Energy, Inc. *	194,612
		613,888
	OIL & GAS SERVICES - 1.8%
5,440	Hornbeck Offshore Services, Inc. *	232,614

	REITS - 5.5%
5,650	Colony Financial, Inc.	127,577
7,340	LaSalle Hotel Properties	230,036
4,820	Pebblebrook Hotel Trust	160,217
2,292	PS Business Parks, Inc.	192,574
		710,404
	RETAIL - 2.6%
5,320	CST Brands, Inc.	173,060
7,980	Stage Stores, Inc.	158,004
		331,064
	SAVINGS & LOANS - 2.3%
11,370	Capitol Federal Financial, Inc.	138,146
5,760	First Defiance Financial Corp.	159,379
		297,525
	SEMICONDUCTORS - 4.5%
24,880	Entegris, Inc. *	299,804
32,550	Photronics, Inc. *	283,185
		582,989
	TELECOMMUNICATIONS - 1.5%
4,640	NICE Systems Ltd. - ADR	190,611

	TRANSPORTATION - 3.3%
7,080	CAI International, Inc. *	172,327
2,403	Old Dominion Freight Line, Inc. *	127,936
3,800	Saia, Inc. *	131,252
		431,515

	TOTAL COMMON STOCK (Cost - $8,963,147)	12,734,330

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Shares		Value
SHORT-TERM INVESTMENTS - 2.0%
255,989	Milestone Treasury Obligations Portfolio, Institutional Class	$ 255,989
(Cost - $255,989)

	TOTAL INVESTMENTS - 100.2% (Cost - $9,219,136) (a)	$ 12,990,319

	OTHER ASSETS AND LIABILITIES - (0.2) %	(24,677)

	TOTAL NET ASSETS - 100.0%	$ 12,965,642

* Non-income producing securities.
ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,223,857 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,857,893
	Unrealized depreciation:	(91,431)
	Net unrealized appreciation:	$ 3,766,462

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
February 28, 2014

Shares		Value
	COMMON STOCK - 98.6%
	AGRICULTURE - 3.0%
1,990	Imperial Tobacco Group PLC	$ 81,174
1,860	Philip Morris International, Inc.	150,493
		231,667
	APPAREL - 1.4%
600	LVMH Moet Hennessy Louis Vuitton SA	111,011

	AUTO MANUFACTURERS - 2.9%
4,110	Honda Motor Co. Ltd.	147,511
1,500	Kia Motors Corp.	77,927
		225,438
	AUTO PARTS & EQUIPMENT - 1.0%
3,400	Stanley Electric Co. Ltd.	78,003

	BANKS - 19.6%
1,453	BNP Paribas SA	118,753
41,000	China Merchants Bank Co. Ltd.	72,197
600	Credicorp Ltd.	77,940
4,778	Credit Suisse Group AG	149,783
7,850	DBS Group Holdings Ltd.	102,473
2,690	Deutsche Bank AG	130,035
8,090	HSBC Holdings PLC	85,091
2,280	ICICI Bank Ltd. - ADR	81,350
2,460	National Australia Bank Ltd. - ADR	76,671
6,670	Powszechna Kasa Oszczednosci Bank Polski SA	97,437
1,452	Qatar National Bank	77,825
17,810	Resona Holdings, Inc.	92,787
7,255	Standard Chartered PLC	153,585
28,100	Sumitomo Mitsui Trust Holdings, Inc.	131,447
25,700	Turkiye Garanti Bankasi AS	70,326
		1,517,700
	CHEMICALS - 4.1%
2,810	Evonik Industries AG *	112,333
5,000	Lintec Corp.	97,054
14,860	Taiyo Nippon Sanso Corp.	111,405
		320,792
	COMMERCIAL SERVICES - 1.0%
10,482	Serco Group PLC	80,952

	COMPUTERS - 1.8%
1,030	Cap Gemini SA	80,525
57,000	Lenovo Group Ltd.	60,844
		141,369
	DISTRIBUTION/WHOLESALE - 1.5%
2,040	Wolseley PLC	118,619

	DIVERSIFIED FINANCIAL SERVICES - 3.5%
15,370	Intermediate Capital Group PLC	115,725
2,120	Mirae Asset Securities Co. Ltd.	75,535
24,700	Old Mutual PLC	81,408
		272,668
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
23,500	Zhuzhou CSR Times Electric Co. Ltd.	74,714

	ENGINEERING & CONSTRUCTION - 1.0%
25,000	Singapore Technologies Engineering Ltd.	75,047

	ENTERTAINMENT - 1.5%
55,060	Bwin.Party Digital Entertainment PLC	118,670

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Shares		Value
	ENVIRONMENTAL CONTROL - 1.2%
15,000	Cleanaway Co. Ltd.	93,545

	FOOD - 7.9%
110,764	First Pacific Co. Ltd/Hong Kong	$ 110,016
1,630	Metro AG *	67,459
2,060	Nestle SA	155,376
4,331	Pinar SUT Mamulleri Sanayii AS	35,403
20,060	Tesco PLC	110,496
3,320	Unilever NV	131,365
		610,115
	HEALTHCARE-PRODUCTS - 1.9%
2,040	Getinge AB	73,511
7,000	Hengan International Group Co. Ltd.	76,069
		149,580
	HOLDING COMPANIES-DIVERSIFIED - 1.0%
35,630	Tekfen Holding AS	74,622

	HOME FURNISHINGS - 2.5%
4,310	Electrolux AB	102,181
5,140	Sony Corp. - ADR	90,207
		192,388
	INSURANCE - 2.4%
9,500	Ping An Insurance Group Co. of China Ltd.	77,437
3,710	Tokio Marine Holdings, Inc.	109,905
		187,342
	IRON/STEEL - 1.6%
9,000	Vale SA - ADR	127,530

	MACHINERY-CONSTRUCTION & MINING - 1.8%
6,500	Komatsu Ltd.	137,050

	MACHINERY-DIVERSIFIED - 1.3%
1,660	Andritz AG	104,173

	METAL FABRICATE/HARDWARE - 2.7%
3,500	SKF AB	93,711
2,120	Vallourec SA	113,561
		207,272
	MINING - 2.9%
4,730	BHP Billiton PLC	152,462
3,380	Orica Ltd.	73,249
		225,711
	MISCELLANEOUS MANUFACTURING - 2.7%
5,150	Nikon Corp.	94,273
850	Siemens AG	113,394
		207,667
	OFFICE/BUSINESS EQUIPMENT - 1.2%
1,020	Neopost SA	93,667

	OIL & GAS - 5.8%
3,800	Encana Corp.	72,048
110,000	PetroChina Co. Ltd.	116,168
10,070	Precision Drilling Corp.	110,828
1,203	Total SA	78,095
1,660	Transocean Ltd.	70,384
		447,523
	OIL & GAS SERVICES - 1.5%
6,170	AMEC PLC	115,824

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Shares		Value
	PACKAGING & CONTAINERS - 0.4%
61,100	Greatview Aseptic Packaging Co. Ltd.	$ 33,408

	PHARMACEUTICALS - 6.1%
6,620	Meda AB	99,870
443	Roche Holding AG	136,183
1,250	Sanofi	130,088
2,070	Teva Pharmaceutical Industries Ltd. - ADR	103,272
		469,413

	RETAIL - 0.9%
2,600	Matas A/S *	73,343

	SEMICONDUCTORS - 1.0%
5,000	MediaTek, Inc.	73,649

	SOFTWARE - 3.2%
12,520	Playtech Plc	171,097
73,047	Travelsky Technology Ltd.	73,634
		244,731
	TELECOMMUNICATIONS - 3.6%
94,000	China Unicom Hong Kong Ltd.	124,406
6,720	Tele2 AB	83,385
522	Verizon Communications, Inc.	24,689
10,822	Vodafone Group PLC	45,105
		277,585
	TEXTILES - 1.7%
19,000	Toray Industries, Inc.	130,902

	TOTAL COMMON STOCK (Cost - $7,080,093)	7,643,690

	SHORT-TERM INVESTMENTS - 1.6%
122,817	Milestone Treasury Obligations Portfolio, Institutional Class	122,817
	(Cost - $122,817)

	TOTAL INVESTMENTS - 100.2% (Cost - $7,202,910) (a)	$ 7,766,507

	OTHER LASSETS AND IABILITIES - (0.2) %	(15,345)

	TOTAL NET ASSETS - 100.0%	$ 7,751,162

	* Non-income producing securities.
	ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes.    Aggregate cost for federal tax purposes is $7,282,351 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 783,313
	Unrealized depreciation:	(299,157)
	Net unrealized appreciation:	$ 484,156

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
February 28, 2014

Shares		Value
	COMMON STOCK - 97.3%
	BIOTECHNOLOGY - 4.9%
8,400	Amgen, Inc.	$ 1,041,768

	DISTRIBUTION/WHOLESALE - 3.2%
19,520	Owens & Minor, Inc.	677,734

	ELECTRONICS - 7.1%
12,700	Agilent Technologies, Inc.	723,011
7,000	Waters Corp. *	779,800
		1,502,811
	HEALTHCARE-PRODUCTS - 31.5%
7,600	Becton Dickinson and Co.	875,672
68,300	Boston Scientific Corp. *	894,730
8,800	CareFusion Corp. *	356,664
5,700	Covidien PLC	410,115
7,800	CR Bard, Inc.	1,124,448
6,100	Greatbatch, Inc. *	264,313
12,700	Medtronic, Inc.	752,602
10,000	Patterson Cos, Inc.	411,600
6,600	Stryker Corp.	529,584
4,600	Techne Corp.	408,664
6,900	Zimmer Holdings, Inc.	647,496
		6,675,888
	HEALTHCARE-SERVICES - 4.3%
3,500	UnitedHealth Group, Inc.	270,445
7,000	WellPoint, Inc.	634,130
		904,575
	PHARMACEUTICALS - 46.3%
15,000	AstraZeneca PLC - ADR	1,016,400
17,300	Cardinal Health, Inc.	1,237,469
14,900	Eli Lilly & Co.	888,189
11,900	GlaxoSmithKline PLC - ADR	665,686
7,000	Johnson & Johnson	644,840
525	Mallinckrodt PLC *	35,537
5,600	McKesson Corp.	991,480
13,000	Merck & Co., Inc.	740,870
6,900	Novartis AG - ADR	573,942
4,000	Omnicare, Inc.	235,600
24,277	Pfizer, Inc.	779,534
29,726	PharMerica Corp. *	716,397
10,808	Sanofi - ADR	560,287
14,575	Targacept, Inc. *	71,855
10,200	Teva Pharmaceutical Industries, Ltd. - ADR	508,878
5,000	VCA Antech, Inc. *	154,850
		9,821,814

	TOTAL COMMON STOCK (Cost - $12,887,288)	20,624,590

	SHORT-TERM INVESTMENTS - 1.9%
410,401	Milestone Treasury Obligations Portfolio, Institutional Class	410,401
	(Cost - $410,401)

	TOTAL INVESTMENTS - 99.2% (Cost - $13,297,689) (a)	$ 21,034,991

	OTHER ASSETS AND LIABILITIES - 0.8%	175,742

	TOTAL NET ASSETS - 100.0%	$ 21,210,733

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited) (Continued)
February 28, 2014

* Non-income producing securities.
ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,348,214 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 7,788,358
Unrealized depreciation:	(101,581)
Net unrealized appreciation:	$ 7,686,777

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
February 28, 2014

Shares		Value
	COMMON STOCK - 96.8%
	AEROSPACE/DEFENSE - 3.9%
16,890	Northrop Grumman Corp.	$ 2,044,197

	BIOTECHNOLOGY - 0.5%
1,590	Illumina, Inc. *	272,669

	COMMERCIAL SERVICES - 2.1%
3,830	Alliance Data Systems Corp. *	1,091,971

	COMPUTERS - 26.7%
15,560	Accenture PLC	1,296,926
9,809	Apple, Inc.	5,161,888
7,460	Cognizant Technology Solutions Corp. *	776,287
50,653	EMC Corp.	1,335,719
10,786	Fortinet, Inc. *	249,696
4,610	International Business Machines Corp.	853,634
18,450	Lexmark International, Inc.	777,483
14,400	NetApp, Inc.	581,904
42,700	Unisys Corp. *	1,461,194
17,100	Western Digital Corp.	1,487,529
		13,982,260
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
7,301	Visa, Inc.	1,649,588

	ELECTRONICS - 2.0%
10,816	InvenSense, Inc. * +	217,942
22,031	Trimble Navigation Ltd. *	840,483
		1,058,425
	HEALTHCARE-PRODUCTS - 0.4%
9,170	Natus Medical, Inc. *	230,167

	INTERNET - 23.3%
1,630	Amazon.com, Inc. *	590,223
27,957	Angie's List, Inc. * +	388,882
3,615	Baidu, Inc. - ADR *	617,912
3,659	F5 Networks, Inc. *	411,052
13,469	Facebook, Inc. *	922,088
4,795	FireEye, Inc. * +	410,644
3,969	Google, Inc. *	4,824,915
8,243	IAC/InterActiveCorp	639,080
5,440	Mail.ru Group Ltd. - GDR	230,656
9,632	MercadoLibre, Inc. +	1,003,462
6,490	Shutterfly, Inc. *	354,094
4,317	Splunk, Inc. *	400,402
49,100	Symantec Corp.	1,054,668
3,476	Yelp, Inc. *	328,204
		12,176,282
	MACHINERY-DIVERSIFIED - 0.4%
2,881	Zebra Technologies Corp. *	198,760

	SEMICONDUCTORS - 10.4%
8,045	Cree, Inc. *	494,204
14,500	Intel Corp.	359,020
15,420	KLA-Tencor Corp.	1,004,613
5,430	Lam Research Corp. *	280,894
33,000	Marvell Technology Group Ltd.	504,570
19,551	QLogic Corp. *	223,272
18,665	QUALCOMM, Inc.	1,405,288
22,775	Xilinx, Inc.	1,188,855
		5,460,716

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Shares		Value
	SOFTWARE - 15.8%
1,866	Athenahealth, Inc. * +	$ 361,761
40,400	CA, Inc.	1,353,400
15,390	Check Point Software Technologies Ltd. *	1,037,594
9,687	Cvent, Inc. * +	380,505
7,083	Guidewire Software, Inc. *	379,720
3,749	Interactive Intelligence Group, Inc. *	298,533
24,900	Microsoft Corp.	953,919
26,000	Oracle Corp.	1,016,860
8,520	Salesforce.com, Inc. *	531,391
1,905	Tableau Software, Inc. *	179,718
2,276	Ultimate Software Group, Inc. *	377,816
14,665	Vmware, Inc. *	1,408,573
		8,279,790

	TELECOMMUNICATIONS - 8.1%
33,470	Amdocs Ltd.	1,488,746
7,080	China Mobile Ltd. - ADR	336,654
8,033	Ciena Corp. *	197,371
58,900	Cisco Systems, Inc.	1,284,020
8,276	Gogo, Inc. * +	172,555
4,456	LogMeIn, Inc. *	186,484
4,312	Palo Alto Networks, Inc. *	306,799
17,936	Polycom, Inc. *	239,625
		4,212,254

	TOTAL COMMON STOCK (Cost - $33,968,943)	50,657,079

	SHORT-TERM INVESTMENTS - 1.7%
898,726	Milestone Treasury Obligations Portfolio, Institutional Class	898,726
	(Cost - $898,726)

	COLLATERAL FOR SECURITIES LOANED - 4.2%
2,166,358	BNY Mellon Overnight Government Fund	2,166,358
	(Cost - $2,166,358)

	TOTAL INVESTMENTS - 102.7% (Cost - $37,034,027) (a)	$ 53,722,163

	OTHER ASSETS AND LIABILITIES - (2.7) %	(1,398,829)

	TOTAL NET ASSETS - 100.0%	$ 52,323,334

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	GDR - Global Depository Receipt.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $37,196,260 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 16,857,927
	Unrealized depreciation:	(332,024)
	Net unrealized appreciation:	$ 16,525,903

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
February 28, 2014

Shares		Value
	COMMON STOCK - 98.3%
	BUILDING MATERIALS - 4.0%
2,715	Vulcan Materials Co.	$ 184,430

	CHEMICALS - 12.3%
3,165	Dow Chemical Co.	154,167
2,432	LyondellBasell Industries NV	214,211
1,476	Praxair, Inc.	192,426
		560,804
	COAL - 2.4%
2,703	CONSOL Energy, Inc.	108,390

	GAS - 2.5%
1,558	National Fuel Gas Co.	117,037

	MINING - 0.8%
1,187	Freeport-McMoRan Copper & Gold, Inc.	38,720

	OIL & GAS - 62.4%
1,556	Anadarko Petroleum Corp.	130,953
2,362	Antero Resources Corp. *	142,523
5,238	BG Group PLC	95,518
2,053	BP PLC - ADR	103,902
2,277	Cabot Oil & Gas Corp.	79,695
1,551	Chevron Corp.	178,877
2,018	Cobalt International Energy, Inc. *	38,907
818	EOG Resources, Inc.	154,946
2,112	Exxon Mobil Corp.	203,322
2,769	Gulfport Energy Corp. *	183,031
2,094	Hess Corp.	167,583
5,164	Marathon Oil Corp.	172,994
1,587	Marathon Petroleum Corp.	133,308
3,358	Noble Corp.	104,266
2,982	Noble Energy, Inc.	205,042
472	Occidental Petroleum Corp.	45,557
9,712	Ophir Energy PLC *	51,935
2,486	Royal Dutch Shell PLC - ADR	181,155
1,613	SM Energy Co.	118,959
4,688	Suncor Energy, Inc.	154,892
4,270	Valero Energy Corp.	204,875
		2,852,240
	OIL & GAS SERVICES - 9.6%
3,871	Halliburton Co.	220,647
2,333	Schlumberger Ltd.	216,969
		437,616
	PACKAGING & CONTAINERS - 4.3%
5,726	Sealed Air Corp.	194,913

	TOTAL COMMON STOCK (Cost - $3,226,952)	4,494,150

	SHORT-TERM INVESTMENTS - 0.3%
14,850	Milestone Treasury Obligations Portfolio, Institutional Class	14,850
	(Cost - $14,850)

	TOTAL INVESTMENTS - 98.6% (Cost - $3,241,802) (a)	$ 4,509,000

	OTHER ASSETS AND LIABILITIES - 1.4%	62,983

	TOTAL NET ASSETS - 100.0%	$ 4,571,983

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
February 28, 2014

* Non-income producing securities.
ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $3,274,146 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 1,295,585
Unrealized depreciation:	(60,731)
Net unrealized appreciation:	$ 1,234,854

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
February 28, 2014

Shares		Value
	COMMON STOCK - 98.6%
	BANKS - 53.3%
3,228	Bank of America Corp.	$ 53,359
5,440	Barclays PLC	22,975
1,842	Citigroup, Inc.	89,576
1,736	Fifth Third Bancorp	37,662
470	Goldman Sachs Group, Inc.	78,231
4,532	HSBC Holdings PLC	47,810
1,408	JPMorgan Chase & Co.	80,003
544	M&T Bank Corp.	63,425
485	PacWest Bancorp	21,049
605	PNC Financial Services Group, Inc.	49,477
817	Standard Chartered PLC	17,314
580	State Street Corp.	38,089
1,419	SunTrust Banks, Inc.	53,468
530	Texas Capital Bancshares, Inc. *	33,363
600	Toronto-Dominion Bank	27,172
1,193	UBS AG	25,556
1,972	US Bancorp	81,128
2,230	Wells Fargo & Co.	103,517
		923,174
	DIVERSIFIED FINANCIAL SERVICES - 20.8%
3,889	Aberdeen Asset Management PLC	25,448
761	American Express Co.	69,464
378	Ameriprise Financial, Inc.	41,198
196	BlackRock, Inc. - Cl. A	59,749
840	Discover Financial Services	48,199
699	Franklin Resources, Inc.	37,222
1,308	Invesco Ltd.	44,864
773	Santander Consumer USA Holdings, Inc. *	19,580
656	SLM Corp.	15,705
		361,429
	INSURANCE - 21.8%
641	ACE Ltd.	62,735
1,187	American International Group, Inc.	59,077
1,002	Berkshire Hathaway, Inc. *	116,012
1,060	MetLife, Inc.	53,710
611	Travelers Cos, Inc.	51,226
1,001	Unum Group	34,815
		377,575
	REITS - 2.7%
292	Simon Property Group, Inc.	47,097

	TOTAL COMMON STOCK (Cost - $1,132,958)	1,709,275

	SHORT-TERM INVESTMENTS - 0.8%
13,089	Milestone Treasury Obligations Portfolio, Institutional Class	13,089
	(Cost - $13,089)

	TOTAL INVESTMENTS - 99.4% (Cost - $1,146,047) (a)	$ 1,722,364

	OTHER ASSETS AND LIABILITIES - 0.6%	10,803

	TOTAL NET ASSETS - 100.0%	$ 1,733,167

	* Non-income producing securities.

 (a) Represents cost for financial reporting purposes.    Aggregate cost for federal tax purposes is $1,148,507 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 587,389
	Unrealized depreciation:	(13,751)
	Net unrealized appreciation:	$ 573,638

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
February 28, 2014

Principal		Value
	U.S. GOVERNMENT AND AGENCIES - 47.2%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.4%
$ 250,000	4.750%, 11/17/15 +	$ 268,935
500,000	5.125%, 10/18/16	559,086
		828,021
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.6%
375,000	5.00%, 4/15/15 +	395,034
500,000	4.875%, 12/15/16 +	557,255
250,000	5.375%, 6/12/17 +	285,910
		1,238,199
	U.S. TREASURY NOTES - 21.2%
550,000	0.25%, 2/28/15	550,537
200,000	4.125%, 5/15/15	209,484
300,000	4.25%, 8/15/15	317,637
200,000	3.00%, 9/30/16	212,516
360,000	4.625%, 2/15/17	401,231
		1,691,405

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $3,687,384)	3,757,625

	CORPORATE BONDS & NOTES - 47.4%
	BANKS - 4.5%
325,000	BB&T Corp., 4.90%, 6/30/17	358,689

	BEVERAGES - 1.5%
117,000	Diageo Capital PLC, 1.50%, 5/11/17	117,961

	CHEMICALS - 2.0%
155,000	Dow Chemical Co., 4.125%, 11/15/21	162,855

	DIVERSIFIED FINANCIAL SERVICES - 5.7%
100,000	American Express Credit Corp., 2.8% 9/19/16	104,642
303,000	General Electric Cap Corp., 5.50%, 1/8/20	351,901
		456,543
	GAS - 1.3%
100,000	Southern California Gas Co., 5.50%, 3/15/14	100,139

	HEALTHCARE-PRODUCTS - 5.9%
325,000	CR Bard, Inc., 2.875%, 1/15/16	337,706
133,000	Medtronic, Inc., 3.625%, 3/15/24	134,807
		472,513
	INSURANCE - 7.1%
150,000	Berkshire Hathaway, Inc., 1.90%, 1/31/17	154,306
275,000	PartnerRe Finance B LLC, 5.50%, 6/1/20	308,737
85,000	Prudential Financial, Inc., 6.00%, 12/1/17	98,432
		561,475
	MISCELLANEOUS MANUFACTURING - 3.4%
240,000	Cooper U.S., Inc., 6.10%, 7/01/17	274,082

	OIL & GAS SERVICES - 3.6%
220,000	Weatherford International Ltd., 9.625%, 3/1/19	287,166

	PIPELINES - 2.4%
181,000	Energy Transfer Partners LP, 4.15%, 10/1/20	187,053

	REGIONAL - 2.4%
200,000	Province of Ontario Canada, 2.45%, 6/29/22	191,840

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Principal		Value
	REITS - 4.3%
$ 325,000	Health Care REIT, Inc., 5.875%, 5/15/15	$ 344,743

	RETAIL - 1.5%
125,000	Home Depot, Inc., 2.70%, 4/1/23	119,253

	SOFTWARE - 1.0%
78,000	Oracle Corp., 1.20%, 10/15/17	77,792

	TELECOMMUNICATIONS - 0.8%
61,000	Verizon Communications, Inc., 4.50%, 9/15/20	66,080

	TOTAL CORPORATE BONDS & NOTES (Cost - $3,549,098)	3,778,184

Shares
	SHORT-TERM INVESTMENTS - 4.4%
349,678	Milestone Treasury Obligations Portfolio, Institutional Class	349,678
	(Cost - $349,678)

	COLLATERAL FOR SECURITIES LOANED - 9.6%
766,344	BNY Mellon Overnight Government Fund	766,344
	(Cost - $766,344)

	TOTAL INVESTMENTS - 108.6% (Cost - $8,352,504) (a)	$ 8,651,831

	OTHER ASSETS AND LIABILITIES - (8.6) %	(684,352)

	TOTAL NET ASSETS - 100.0%	$ 7,967,479

	+ All or a portion of the security is on loan.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $8,352,504 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 307,996
	Unrealized depreciation:	(8,669)
	Net unrealized appreciation:	$ 299,327

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
February 28, 2014

Principal		Value
	MUNICIPAL BONDS - 96.1%
	ALASKA - 3.2%
	Education - 3.2%
$ 40,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20	$ 43,902

	ARIZONA - 3.6%
	General Obligation - 3.6%
40,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19	48,084

	CALIFORNIA - 4.9%
	Education - 4.9%
55,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	66,529

	DELAWARE - 6.4%
	General Obligation - 6.4%
40,000	County of New Castle DE, 4.00%, 7/15/2021	45,450
40,000	District of Columbia, Income Tax Secure Revenue, 5.00%, 12/1/14	41,432
		86,882
	FLORIDA - 3.4%
	Education - 3.4%
40,000	Florida State Board of Education, 5.00%, 1/1/18	46,459

	IOWA - 4.0%
	Education - 4.0%
50,000	University of Iowa Revenue, 3.50%, 7/1/22	53,693

	KENTUCKY - 3.4%
	Education - 3.4%
45,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23	46,211

	LOUISIANA - 3.6%
	General Obligation - 3.6%
40,000	State of Louisiana Unref Bal- Ser, 5.00%, 9/1/19	47,933

	MASSACHUSETTS - 3.3%
	General Obligation - 3.3%
40,000	Massachusetts School Building Authority, 4.00%, 8/15/17	44,673

	MAINE - 3.5%
	Education - 3.5%
45,000	University of Maine System Revenue, 4.50%, 3/1/26	46,720

	MICHIGAN - 3.0%
	Education - 3.0%
40,000	Ann Arbor School District, 5.00%, 5/1/20	40,302

	MISSOURI - 4.2%
	Education - 4.2%
50,000	Kirksville R-III School District, 5.00%, 3/1/20	56,813

	NEW JERSEY - 3.3%
	General Obligation - 3.3%
40,000	Garden State Preservation Trust, 4.00%, 11/1/22	45,108

	NEW YORK - 7.1%
	Education - 3.8%
50,000	Dunkirk City School, 3.50%, 6/15/23	50,915
	General Obligation - 3.3%
40,000	New York State Dormitory Authority, 5.00%, 12/15/16	44,994
		95,909

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Principal		Value
	NORTH CAROLINA - 3.8%
	Water/Sewer - 3.8%
$ 50,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	$ 51,868

	NORTH DAKOTA - 3.2%
	General Obligation - 3.2%
40,000	City of Fargo, 4.25%, 5/1/16	43,149

	OREGON - 3.4%
	General Obligation - 3.4%
40,000	City of Eugene OR Electric Utility System Revenue, 4.00%, 8/1/20	45,327

	SOUTH CAROLINA - 1.9%
	General Obligation - 1.9%
25,000	State of South Carolina, Economy Development, 4.50%, 12/1/14	25,805

	SOUTH DAKOTA - 3.1%
	General Obligation - 3.1%
40,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17, FSA	41,633

	TENNESSEE - 3.4%
	General Obligation - 3.4%
40,000	Metropolitan Government of Nashville & Davidson County TN, 5.00%, 7/1/17	45,794

	TEXAS - 3.7%
	Water/Sewer - 3.7%
50,000	State Water Assistance, Series A, 4.50%, 8/1/22	50,483

	UTAH - 3.9%
	General Obligation - 3.9%
50,000	Salt Lake County Utah, 3.00%, 12/15/20	52,966

	WASHINGTON - 4.2%
	Water/Sewer - 4.2%
50,000	County of King WA Sewer Revenue, 4.00%, 1/1/2020	57,123

	WEST VIRGINIA - 4.6%
	Housing - 4.6%
60,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA	61,744

	WISCONSIN - 4.0%
	General Obligation - 4.0%
45,000	State of Wisconsin, 5.00%, 5/1/19	53,572

	TOTAL MUNICIPAL BONDS (Cost - $1,254,560)	1,298,682
Shares
	SHORT-TERM INVESTMENTS - 2.6%
35,640	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $35,640)	35,640

	TOTAL INVESTMENTS - 98.7% (Cost - $1,290,200) (a)	$ 1,334,322

	OTHER ASSETS AND LIABILITIES - 1.3%	17,067

	TOTAL NET ASSETS - 100.0%	$ 1,351,389

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2014
MBIA - Insured by Municipal Bond Insurance Association
FSA - Insured by Federal Security Assurance

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,290,200 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 45,146
Unrealized depreciation:	(1,023)
Net unrealized appreciation:	$ 44,123

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
February 28, 2014

Principal		Value
	U.S. GOVERNMENT AND AGENCIES - 28.1%
	FEDERAL HOME LOAN BANK - 9.4%
$ 1,000,000	To yield 0.15%, 4/23/14	$ 1,000,026

	U.S. TREASURY BILLS - 9.4%
1,000,000	To yield 0.135%, 4/24/14	999,805

	U.S. TREASURY NOTES - 9.4%
1,000,000	To yield 0.25%, 10/31/14	1,000,869

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $3,000,700)	3,000,700

	REPURCHASE AGREEMENT - 71.5%
7,646,000	Merrill Lynch Repo, 0.03%, due 3/03/14 with a full maturity value of $7,646,019 (Fully collateralized by $7,801,400 U.S. Treasury Note, 0.00% due 1/31/2016 with a full maturity value of $7,798,998)	7,646,000
	(Cost - $7,646,000)

	TOTAL INVESTMENTS - 99.6% (Cost - $10,646,700) (a)	$ 10,646,700

	OTHER ASSETS AND LIABILITIES - 0.4%	39,482

	NET ASSETS - 100.0%	$ 10,686,182

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,646,700.

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited)
February 28, 2014

Shares		Value
	COMMON STOCK - 16.8%
	AIRLINES - 2.3%
13,013	Delta Air Lines, Inc.	$ 432,162
8,668	United Continental Holdings, Inc. *	389,713
		821,875
	AUTO MANUFACTURERS - 1.7%
16,368	General Motors Co. *	592,522

	AUTO PARTS & EQUIPMENT - 0.6%
9,375	Dana Holding Corp.	203,250

	BANKS - 1.7%
12,406	Citigroup, Inc.	603,304

	COMMERCIAL SERVICES - 1.2%
15,614	Hertz Global Holdings, Inc. *	437,348

	COMPUTERS - 2.2%
1,474	Apple, Inc.	775,678

	COSMETICS/PERSONAL CARE - 2.3%
33,981	Revlon, Inc. *	802,291

	HOME BUILDERS - 1.3%
6,828	MDC Holdings, Inc.	212,965
4,877	Ryland Group, Inc.	227,219
		440,184
	PRIVATE EQUITY - 1.2%
27,212	American Capital Ltd. *	423,419

	REAL ESTATE - 0.6%
4,298	Realogy Holdings Corp. *	203,983

	RETAIL - 0.7%
5,808	Abercrombie & Fitch Co.	230,171

	TELECOMMUNICATIONS - 0.5%
50,284	PTGi Holding, Inc.	185,548

	TRANSPORTATION - 0.5%
13,732	Ardmore Shipping Corp.	178,242

	TOTAL COMMON STOCK (Cost - $5,620,176)	5,897,815
Principal
	CORPORATE BONDS AND NOTES - 5.1%
	CHEMICALS - 0.5%
$ 200,000	Nitrogenmuvek ZRT, 7.875%, 5/21/20 (a)	185,000

	COMMERCIAL SERVICES - 0.5%
50,000	Rent A Center, Inc., 4.75%, 5/1/21	47,125
150,000	WEX, Inc., 4.75%, 2/1/23 (a)	141,000
		188,125
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
250,000	East Lane RE Ltd., 5.791%, 3/14/14 (a)	250,000

	ENTERTAINMENT - 0.2%
75,000	CCM Merger, Inc., 9.125%, 5/1/19 (a)	79,687

	FOOD - 0.3%
100,000	Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (a)	99,750

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Principal		Value
	HEALTHCARE-SERVICES - 0.3%
$ 100,000	Select Medical Corp, 6.375%, 6/1/21	$ 102,000

	LEISURE TIME - 0.1%
25,000	Brunswick Corp., 4.625%, 5/15/21 (a)	24,312

	LODGING - 0.4%
125,000	Seminole Hard Rock Entertainment, Inc., 5.875%, 5/15/21 (a)	125,625

	MEDIA - 0.5%
63,000	WideOpenWest Finance LLC, 10.25%, 7/15/19	72,135
100,000	Cogeco Cable, Inc., 4.875% 5/1/20 (a)	100,000
		172,135
	OIL & GAS - 0.5%
75,000	Legacy Reserves LLC, 6.625%, 12/1/21 (a)	74,250
100,000	Midstates Petroleum Co., Inc, 9.25%, 6/1/21	105,750
		180,000
	PACKAGING & CONTAINERS - 0.3%
52,275	Boe Intermediate Holdings Corp., 9.00%, 11/1/17 (a)	56,196
50,000	Boe Merger Corp., 9.5%, 11/1/17 (a)	53,125
		109,321
	REAL ESTATE - 0.3%
25,000	Crescent Resources, LLC, 10.25%, 8/15/17 (a)	27,938
76,000	Mattamy Group Corp., 6.50%, 11/15/20 (a)	76,380
		104,318
	REITS - 0.1%
25,000	Geo Group, Inc., 5.125%, 4/1/23	24,125

	RETAIL - 0.2%
60,000	Radio Systems Corp., 8.375%, 11/1/19 (a)	66,750

	TELECOMMUNICATIONS - 0.2%
25,000	Intelsat Jackson Holdings SA, 6.625%, 12/15/22	26,375
75,000	Neustar, Inc., 4.50%, 1/15/23	64,687
		91,062

	TOTAL CORPORATE BONDS & NOTES (Cost - $1,804,900)	1,802,210

	U.S. GOVERNMENT - 44.9%
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 5.0%
1,600,000	1.25%, 4/15/14	1,772,227

	U.S. TREASURY BOND - 39.9%
2,000,000	0.25%, 9/15/14	2,001,640
1,000,000	0.25%, 2/15/15 +	1,000,977
10,000,000	0.25%, 3/31/15	10,010,550
1,000,000	1.375%, 7/31/18	1,002,578
		14,015,745

	TOTAL U.S. GOVERNMENT (Cost - $15,781,865)	15,787,972

Shares
	SHORT-TERM INVESTMENTS - 29.6%
	MONEY MARKET FUND - 15.4%
5,390,520	Milestone Treasury Obligations Portfolio, Institutional Class	5,390,520

	U.S. GOVERNMENT - 14.2%
5,000,000	United States Treasury Bill, to yield 0.061%, 03/6/14 ^	4,999,959

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,390,479)	10,390,479

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited) (Continued)
February 28, 2014
	TOTAL INVESTMENTS - 96.4% (Cost - $33,597,420) (b)		$ 33,878,476

	OTHER ASSETS AND LIABILITIES - 3.6%		1,255,243

	TOTAL NET ASSETS - 100.0%		$ 35,133,719

	* Non-income producing securities.
	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.
	^ All or a portion of this security is segregated as collateral for open swap contracts.

(a) Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2014 these securities amounted to $1,360,013 or 3.9 % of net assets.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $33,612,940 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 390,018
		Unrealized depreciation:	(124,482)
		Net unrealized appreciation:	$ 265,536

Long (Short)			Unrealized
Contracts			Gain/(Loss)
	OPEN LONG FUTURES CONTRACTS - 0.2%
9	Japanese Yen Future, Maturing March 2014
	(Underlying Face Amount at Value $1,105,313)		450
7	Crude Oil Future, Maturing April 2014 +
	(Underlying Face Amount at Value $718,130)		280
8	Live Cattle Future, Maturing April 2014 +
	(Underlying Face Amount at Value $463,920)		15,600
20	Cocoa Future, Maturing May 2014 +
	(Underlying Face Amount at Value $591,400)		(2,210)
15	Euro-Bund Future, Maturing June 2014
	(Underlying Face Amount at Value $2,951,685)		7,251
2	Crude Oil Future, Maturing June 2014 +
	(Underlying Face Amount at Value $201,900)		18,460
4	Gold Future, June 2014 +
	(Underlying Face Amount at Value $528,760)		23,080
	NET UNREALIZED GAIN FROM OPEN LONG FUTURES CONTRACTS		62,911

	OPEN SHORT FUTURES CONTRACTS - (0.4) %
11	Euro Fx Future, Maturing March 2014
	(Underlying Face Amount at Value $1,900,250)		(11,788)
39	S&P E-Mini Future, Maturing March 2014
	(Underlying Face Amount at Value $3,622,125)		(86,288)
5	Gold Future, Maturing April 2014 +
	(Underlying Face Amount at Value $660,800)		(5,120)
14	Copper Future, Maturing May 2014 +
	(Underlying Face Amount at Value $1115,625)		(2,100)
3	Euro BTP Italian Govt Bond Future, Maturing June 2014
	(Underlying Face Amount at Value $495,870)		(3,398)
12	OAT Euro Future, Maturing June 2014
	(Underlying Face Amount at Value $2,234,232)		(5,966)
3	US 10 Year Future, Maturing June 2014
	(Underlying Face Amount at Value $373,593)		(1,078)
22	US Long Bond Future, Maturing June 2014
	(Underlying Face Amount at Value $2,927,386)		-
4	US Ultra Bond, Maturing June 2014
	(Underlying Face Amount at Value $574,376)		(7,437)
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURES CONTRACTS		(123,175)

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited) (Continued)
February 28, 2014

	OPEN CREDIT DEFAULT SWAPS
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain/(Loss)
$ 600,000	CDX.NA.HY.20	JP Morgan Chase	6/20/2018	Pay	5.00%	(27,066)
200,000	CDX.NA.HY.20	JP Morgan Chase	6/20/2018	Pay	5.00%	(11,328)
1,100,000	CDX.NA.HY.21	Barclays	12/20/2018	Pay	5.00%	(33,502)
2,000,000	French Republic	JP Morgan Chase	9/20/2016	Pay	0.25%	(19,718)
	Total Unrealized Gain/Loss from Open Credit Default Swaps					$ (91,614)

	OPEN TOTAL RETURN SWAPS CONTRACTS
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain/(Loss)
$ 200,000	CS Backwardation RV Excess Return Index +	Credit Suisse	4/28/2014	Pay	0.50%	$ (236)
400,000	Barclays Dualis Index+	Barclays	4/28/2014	Pay	0.95%	3,455
1,000,000	Atlantic Dynamic HYIGS Barclays Credit Index+	Barclays	2/25/2015	Pay	0.80%	15,981
1,000,000	Barclays Capital TrendStar+ Index +	Barclays	1/7/2015	Pay	0.65%	(11,771)
200,000	J.P. Morgan Macro Hedge Curve US Long/Flat Index	J.P. Morgan Chase	4/28/2014	Pay	0.00%	-
1,000,000	J.P. Morgan ETF Efficiente 8 RC Index	J.P. Morgan Chase	4/28/2014	Pay	0.00%	3,690
	Total Unrealized Gain/Loss from Open Total Return Swaps					$ 11,119

	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
February 28, 2014

Shares		Value
	COMMON STOCK - 90.4%
	ASIA PACIFIC - 32.8%
	AUSTRALIA - 5.5%
1,050,000	Goodman Group	$ 4,507,272
478,500	GPT Group	1,591,872
804,957	Westfield Group	7,393,096
		13,492,240
	HONG KONG - 12.1%
730,000	Champion REIT	327,329
1,412,000	Great Eagle Holdings Ltd.	4,784,899
700,000	Hang Lung Properties Ltd.	1,943,693
630,000	Hongkong Land Holdings Ltd.	3,950,100
855,300	Sun Hung Kai Properties Ltd.	10,943,344
1,737,800	Link REIT	8,072,116
		30,021,481
	JAPAN - 15.2%
192,000	Aeon Mall Co. Ltd.	5,295,708
730	Japan Real Estate Investment Corp.	3,941,113
370,200	Mitsubishi Estate Co. Ltd.	8,716,349
363,300	Mitsui Fudosan Co. Ltd.	10,775,123
650	Nippon Building Fund, Inc.	3,706,643
851	Premier Investment Corp.	3,289,433
249,400	Tokyu Fudosan Holdings Corp. *	1,957,372
		37,681,741

	TOTAL ASIA PACIFIC (Cost $90,867,333)	81,195,462

	EUROPE - 6.5%
	FRANCE - 4.1%
84,003	Mercialys SA	1,913,113
31,000	Unibail-Rodamco SE	8,173,211
		10,086,324
	UNITED KINGDOM - 2.4%
548,000	Telecity Group PLC	6,054,635

	TOTAL EUROPE (Cost $16,608,453)	16,140,959

	NORTH AMERICA - 51.0%
	CANADA - 2.1%
71,000	Boardwalk Real Estate Investment Trust	3,816,667
30,000	First Capital Realty, Inc.	481,040
40,000	RioCan Real Estate Investment Trust	948,357
		5,246,064
	UNITED STATES - 49.0%
442,518	America First Multifamily Investors LP	2,655,108
267,100	American Campus Communities, Inc.	9,866,674
224,497	American Realty Capital Properties, Inc.	3,297,861
119,785	American Residential Properties, Inc. *	2,180,087
145,800	American Tower Corp.	11,878,326
116,376	AmREIT Inc. - Cl. B	2,017,960
504,000	ARMOUR Residential REIT, Inc.	2,162,160
485,750	Ashford Hospitality Prime, Inc.	8,136,312
329,062	Ashford Hospitality Trust, Inc.	3,678,913
326,172	CatchMark Timber Trust, Inc. - Cl. A	4,321,779
105,500	CBL & Associates Properties, Inc.	1,876,845
201,000	Colony Financial, Inc.	4,538,580
185,300	CoreSite Realty Corp.	5,770,242
75,023	Corrections Corp. of America	2,502,017
63,171	CyrusOne, Inc.	1,403,659

See accompanying notes to (consolidated) financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
February 28, 2014

Shares		Value
	UNITED STATES - 49.0% (Continued)
78,285	Digital Realty Trust, Inc.	4,239,916
259,300	Ellington Financial LLC	$ 6,230,979
176,544	Ellington Residential Mortgage REIT	2,988,890
272,800	First Potomac Realty Trust	3,459,104
224,537	Gaming and Leisure Properties, Inc.	8,550,369
127,000	Healthcare Realty Trust, Inc.	3,044,190
106,224	PennyMac Mortgage Investment Trust	2,583,368
50,648	Potlatch Corp.	2,007,687
70,000	Realogy Holdings Corp. *	3,322,200
239,875	Rouse Properties, Inc.	4,490,460
81,943	Sabra Health Care REIT, Inc.	2,332,917
136,046	Summit Hotel Properties, Inc.	1,257,065
98,400	Western Asset Mortgage Capital Corp.	1,620,648
121,000	Wyndham Worldwide Corp.	8,818,480
		121,232,796

	TOTAL NORTH AMERICA (Cost $135,894,089)	126,478,860

	TOTAL COMMON STOCK (Cost - $243,369,875)	223,815,281

	SHORT-TERM INVESTMENTS - 7.3%
18,099,186	Milestone Treasury Obligations Portfolio, Institutional Class
	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,099,186)	18,099,186

	TOTAL INVESTMENTS - 97.7% (Cost - $261,469,061) (a)	$ 241,914,467

	OTHER ASSETS AND LIABILITIES - 2.3%	5,663,589

	TOTAL NET ASSETS - 100.0%	$ 247,578,056

	* Non-income producing securities.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $262,196,094 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,152,435
	Unrealized depreciation:	(21,434,062)
	Net unrealized depreciation:	$ (20,281,627)

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on
loaned securities Note 5)	$ 21,447,934	$ 23,868,963	$ 12,634,379	$ 9,219,136	$ 7,202,910
Investments, at value (including collateral on
loaned securities Note 5)	$ 27,241,724	$ 32,274,018	$ 18,228,561	$ 12,990,319	$ 7,766,507
Foreign Cash (Cost $594)	-	-	-	-	595
Receivable for securities sold	514,143	-	-	-	29,354
Receivable for fund shares sold	149,278	9,751	3,540	145,221	3,110
Receivable from manager	-	-	-	-	395
Interest and dividends receivable	28,694	43,562	7,565	7,278	37,298
Unrealized appreciation on forward currency
exchange contracts	-	-	-	-	19
Prepaid expenses and other assets	12,987	22,312	12,322	10,544	12,893
Total Assets	27,946,826	32,349,643	18,251,988	13,153,362	7,850,171

Liabilities:
Securities lending collateral	1,133,738	513,300	149,530	-	-
Payable for securities purchased	274,738	-	-	31,889	75,564
Payable for fund shares redeemed	149,126	5,858	2,905	143,070	963
Payable to manager	12,532	15,429	9,935	6,213	-
Administration fees payable	5,744	6,517	4,073	2,646	7,364
Custody fees payable	1,711	6,232	5,096	1,886	14,155
Payable for distribution (12b-1) fees	705	2,048	1,351	298	123
Unrealized depreciation on forward currency
exchange contracts	-	-	-	-	164
Accrued expenses and other liabilities	3,769	12,303	3,685	1,718	676
Total Liabilities	1,582,063	561,687	176,575	187,720	99,009

Net Assets	$ 26,364,763	$ 31,787,956	$ 18,075,413	$ 12,965,642	$ 7,751,162

Net Assets:
Par value of shares of beneficial interest	12,522	$ 12,701	$ 12,355	$ 13,143	$ 6,849
Paid in capital	27,410,649	26,302,735	12,094,384	9,025,583	9,562,115
Undistributed net investment income (loss)	10,925	(3,074)	(77,521)	(18,209)	(71,368)
Accumulated net realized gain (loss)
on investments	(6,863,123)	(2,929,461)	452,013	173,942	(2,311,051)
Net unrealized appreciation (depreciation)
on investments	5,793,790	8,405,055	5,594,182	3,771,183	564,617
Net Assets	$ 26,364,763	$ 31,787,956	$ 18,075,413	$ 12,965,642	$ 7,751,162

Net Asset Value Per Share
Class I
Net Assets	$ 25,307,925	$ 27,868,940	$ 14,082,293	$ 12,545,850	$ 7,571,508
Shares of beneficial interest outstanding	1,195,840	1,097,658	946,666	1,255,971	667,778
Net asset value/offering price per share (a)	$ 21.16	$ 25.39	$ 14.88	$ 9.99	$ 11.34

Class A
Net Assets	$ 162,876	$ 1,772,179	$ 3,589,654	$ 33,111	$ 23,928
Shares of beneficial interest outstanding	7,850	72,146	256,981	3,430	2,104
Net asset value (a)	$ 20.75	$ 24.56	$ 13.97	$ 9.65	$ 11.37
Offering price per share	$ 22.02	$ 26.06	$ 14.82	$ 10.24	$ 12.06
(maximum sales charge of 5.75%)

Class C
Net Assets	$ 893,962	$ 2,146,837	$ 403,466	$ 386,681	$ 155,726
Shares of beneficial interest outstanding	48,513	100,416	31,940	55,137	14,867
Net asset value/offering price per share (b)	$ 18.43	$ 21.38	$ 12.63	$ 7.01	$ 10.47

(a) Redemption price per share.   Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b) Redemption price per C share varies based on length of time shares are held.   Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on
loaned securities Note 5)	$ 13,297,689	$ 37,034,027	$ 3,241,802	$ 1,146,047	$ 8,352,504
Investments, at value (including collateral on
loaned securities Note 5)	$ 21,034,991	$ 53,722,163	$ 4,509,000	$ 1,722,364	$ 8,651,831
Receivable for securities sold	-	885,545	44,021	-	-
Receivable for fund shares sold	101,872	53,748	994	568	2,617
Interest and dividends receivable	86,447	59,755	12,968	2,499	79,533
Prepaid expenses and other assets	26,405	46,194	12,444	12,025	12,715
Total Assets	21,249,715	54,767,405	4,579,427	1,737,456	8,746,696

Liabilities:
Securities lending collateral	-	2,166,358	-	-	766,344
Payable for securities purchased	-	167,675	-	-	-
Payable for fund shares redeemed	4,719	18,982	323	135	3,649
Payable to manager	19,759	49,176	4,324	335	3,392
Administration fees payable	4,946	13,407	710	722	2,613
Custody fees payable	1,671	3,490	1,355	2,701	1,169
Payable for distribution (12b-1) fees	3,859	11,474	526	81	167
Distribution payable	-	-	-	-	712
Accrued expenses and other liabilities	4,028	13,509	206	315	1,171
Total Liabilities	38,982	2,444,071	7,444	4,289	779,217

Net Assets	$ 21,210,733	$ 52,323,334	$ 4,571,983	$ 1,733,167	$ 7,967,479

Net Assets:
Par value of shares of beneficial interest	$ 7,300	$ 29,059	$ 2,705	$ 2,079	$ 8,109
Paid in capital	12,486,893	31,628,542	4,509,594	2,455,764	7,585,921
Undistributed net investment income (loss)	(44,904)	(392,089)	(55,335)	(23,467)	1,125
Accumulated net realized gain (loss) on
investments	1,024,624	4,369,686	(1,152,173)	(1,277,526)	72,997
Net unrealized appreciation (depreciation) on
investments	7,736,820	16,688,136	1,267,192	576,317	299,327
Net Assets	$ 21,210,733	$ 52,323,334	$ 4,571,983	$ 1,733,167	$ 7,967,479

Net Asset Value Per Share
Class I
Net Assets	$ 11,421,970	$ 24,150,402	$ 3,164,121	$ 1,532,640	$ 7,561,985
Shares of beneficial interest outstanding	382,956	1,286,757	181,261	182,141	769,608
Net asset value/offering price per share (a)	$ 29.83	$ 18.77	$ 17.46	$ 8.41	$ 9.83

Class A
Net Assets	$ 7,627,198	$ 21,289,625	$ 1,171,415	$ 160,802	$ 91,372
Shares of beneficial interest outstanding	267,325	1,191,774	72,053	20,085	9,289
Net asset value (a)	$ 28.53	$ 17.86	$ 16.26	$ 8.01	$ 9.84
Offering price per share	$ 30.27	$ 18.95	$ 17.25	$ 8.50	$ 10.44
(maximum sales charge of 5.75%)

Class C
Net Assets	$ 2,161,565	$ 6,883,307	$ 236,447	$ 39,725	$ 314,122
Shares of beneficial interest outstanding	83,117	429,639	17,222	5,483	31,931
Net asset value/offering price per share (b)	$ 26.01	$ 16.02	$ 13.73	$ 7.25	$ 9.84

(a) Redemption price per share.   Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b) Redemption price per C share varies based on length of time shares are held.   Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to (consolidated) financial statements.

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

		U.S.	James Alpha	James Alpha
	Municipal	Government	Global Enhanced	Global Real Estate
	Bond	Money Market	Real Return	Investments
	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on
loaned securities Note 5)	$ 1,290,200	$ 10,646,700	$ 33,597,420	$ 261,469,061
Investments, at value (including collateral on
loaned securities Note 5)	$ 1,334,322	$ 10,646,700	$ 33,878,476	$ 241,914,467
Cash	-	391	449,018	121,922
Foreign currency, at value (cost$ -, - , - ,145,604)	-	-	-	145,604
Deposit at Broker	-	-	849,454	-
Unrealized appreciation on futures	-	-	65,121	-
Unrealized appreciation on swaps	-	-	23,126	-
Unrealized appreciation on forward currency
exchange contracts	-	-	-	-
Receivable for securities sold	-	-	545,242	13,846,385
Receivable for fund shares sold	340	69,210	19,604	261,389
Premiums paid on open swap contracts	-	-	19,491	-
Interest and dividends receivable	13,600	1,410	53,637	438,148
Receivable from manager	1,345	11,403	-	-
Prepaid expenses and other assets	6,816	15,617	44,683	92,461
Total Assets	1,356,423	10,744,731	35,947,852	256,820,376

Liabilities:
Payable for securities purchased	-	-	198,194	8,407,714
Payable for fund shares redeemed	375	56,705	130,238	452,996
Payable to manager	-	-	6,619	239,974
Unrealized depreciation of futures	-	-	125,385	-
Unrealized depreciation on forward currency
exchange contracts	-	-	76,764	-
Unrealized depreciation on swaps	-	-	103,621	-
Payable on open swap contracts	-	-	27,569	-
Premium received on open swap contract	-	-	107,499	-
Supervisory fee payable	-	-	873	18,650
Administration fees payable	373	174	10,557	33,417
Custody fees payable	1,306	868	14,539	4,829
Payable for distribution (12b-1) fees	565	232	6,325	67,131
Distributions payable	59	-	-	-
Accrued expenses and other liabilities	2,356	570	5,950	17,609
Total Liabilities	5,034	58,549	814,133	9,242,320

Net Assets	$ 1,351,389	$ 10,686,182	$ 35,133,719	$ 247,578,056

Net Assets:
Par value of shares of beneficial interest	$ 1,383	$ 106,776	$ 35,606	$ 118,804
Paid in capital	1,302,033	10,579,406	36,595,840	260,225,284
Undistributed net investment income (loss)	-	-	(241,115)	(2,848,810)
Accumulated net realized gain (loss) on
investments, futures contracts and
foreign currency transactions	3,851	-	(1,320,145)	9,634,682
Net unrealized appreciation (depreciation) on
investments, futures contracts, swaps and
foreign currency transactions	44,122	-	63,533	(19,551,904)
Net Assets	$ 1,351,389	$ 10,686,182	$ 35,133,719	$ 247,578,056

Net Asset Value Per Share
Class I
Net Assets	$ 1,098,101	$ 10,153,554	$ 14,906,265	$ 43,244,211
Shares of beneficial interest outstanding	112,463	10,171,369	1,502,560	2,056,316
Net asset value/offering price per share (a)	$ 9.76	$ 1.00	$ 9.92	$ 21.03

Class A
Net Assets	$ 73,806	$ 272,891	$ 16,620,642	$ 156,495,098
Shares of beneficial interest outstanding	7,555	272,897	1,678,879	7,508,932
Net asset value (a)	$ 9.77	$ 1.00	$ 9.90	$ 20.84
Offering price per share	$ 10.37	$ 1.06	$ 10.50	$ 22.11
(maximum sales charge of 5.75%)

Class C
Net Assets	$ 179,482	$ 259,737	$ 3,606,812	$ 47,838,747
Shares of beneficial interest outstanding	18,343	259,263	368,263	2,289,283
Net asset value/offering price per share (b)	$ 9.78	$ 1.00	$ 9.79	$ 20.90

(a) Redemption price per share.   Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b) Redemption price per C share varies based on length of time shares are held.   Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2014 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Cap	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$ 128,469	$ 194,982	$ 78,782	$ 66,235	$ 71,527
Interest income	9	8	4	10	5
Securities lending income	15,497	961	181	201	-
Less: Foreign withholding taxes	(550)	(2,681)	-	(109)	(2,030)
Total Investment Income	143,425	193,270	78,967	66,337	69,502

Operating Expenses:
Management fees	76,026	94,409	61,756	39,580	27,649
Distribution (12b-1) fees
Class A Shares	263	2,703	6,647	73	56
Class C Shares	4,060	8,817	1,893	1,824	742
Administration fees	32,689	39,850	24,569	17,829	21,007
Registration fees	11,030	15,743	10,210	9,077	10,226
Professional fees	6,303	7,740	4,534	3,308	2,012
Custodian fees	5,601	9,657	11,258	4,912	29,800
Trustees' fees	2,828	3,432	2,141	1,589	866
Compliance officer fees	2,283	2,823	1,691	1,328	1,400
Printing and postage expense	4,035	4,488	3,185	2,449	1,952
Insurance expense	648	642	447	376	213
Non 12b-1 shareholder servicing	469	1,659	804	713	407
Miscellaneous expenses	1,652	1,118	1,321	1,488	1,488
Total Operating Expenses	147,887	193,081	130,456	84,546	97,818
Less: Expenses waived and/or reimbursed	-	-	-	-	-
Less: Expense reduction by commission
recapture agreement	(10,605)	(62)	-	-	-
Net Operating Expenses	137,282	193,019	130,456	84,546	97,818

Net Investment Income (Loss)	6,143	251	(51,489)	(18,209)	(28,316)

Realized and Unrealized
Gain on Investments:
Net realized gain from:
Investments and Foreign
currency transactions	3,121,480	1,225,365	1,134,073	293,800	321,118
Net realized gain	3,121,480	1,225,365	1,134,073	293,800	321,118

Net change in unrealized appreciation
(depreciation) from Investments
and Foreign currency transactions	2,431,431	3,669,268	2,030,829	1,513,903	459,103
Net Realized and Unrealized
Gain on investments	5,552,911	4,894,633	3,164,902	1,807,703	780,221

Net Increase in Net Assets
Resulting From Operations	$ 5,559,054	$ 4,894,884	$ 3,113,413	$ 1,789,494	$ 751,905

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2014 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$ 194,205	$ 327,720	$ 41,368	$ 14,751	$ -
Interest income	7	64	3	1	100,554
Securities lending income	3	9,688	-	-	118
Less: Foreign withholding taxes	(5,685)	-	(778)	(202)	-
Total Investment Income	188,530	337,472	40,593	14,550	100,672

Operating Expenses:
Management fees	122,170	337,025	27,957	10,565	21,862
Distribution (12b-1) fees
Class A Shares	14,089	46,517	2,416	346	270
Class C Shares	10,067	31,088	1,188	187	1,587
Administration fees	27,577	76,643	7,377	4,296	13,501
Professional fees	5,187	13,954	1,285	486	2,159
Printing and postage expense	4,384	10,919	1,450	795	1,742
Insurance expense	538	1,611	132	49	274
Registration fees	12,995	18,447	11,158	9,498	8,925
Custodian fees	4,513	10,095	5,112	6,024	3,405
Trustees' fees	2,542	6,797	589	223	858
Compliance officer fees	2,059	5,685	492	186	884
Non 12b-1 shareholder servicing fees	4,359	19,447	626	356	172
Miscellaneous expenses	3,141	277	1,516	1,239	1,425
Total Operating Expenses	213,621	578,505	61,298	34,250	57,064
Less: Expenses waived and/or reimbursed	-	-	-	(8,351)	(104)
Less: Expense reduction by commission
recapture agreement	(1,117)	(4,802)	(80)	-	-
Net Operating Expenses	212,504	573,703	61,218	25,899	56,960

Net Investment Income (Loss)	(23,974)	(236,231)	(20,625)	(11,349)	43,712

Realized and Unrealized
Gain on Investments:
Net realized gain from:
Investments and Foreign
currency transactions	1,075,187	4,743,406	89,383	23,387	66,374
Net realized gain	1,075,187	4,743,406	89,383	23,387	66,374

Net change in unrealized appreciation
(depreciation) on investments
and foreign currency transactions	2,579,932	5,583,487	360,829	144,828	18,394
Net Realized and Unrealized
Gain (Loss) on Investments	3,655,119	10,326,893	450,212	168,215	84,768

Net Increase in Net Assets
Resulting From Operations	$ 3,631,145	$ 10,090,662	$ 429,587	$ 156,866	$ 128,480

See accompanying notes to (consolidated) financial statements.

CONSOLIDATED STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2014 (Unaudited)

		U.S.	James Alpha	James Alpha
	Municipal	Government	Global Enhanced	Global Real Estate
	Bond	Money Market	Real Return	Investments
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Interest income	$ 18,939	$ 3,128	$ 109,719	$ 73
Dividend income	-	-	24,795	7,781,518
Less: Foreign withholding taxes	-	-	-	(98,328)
Total Investment Income	18,939	3,128	134,514	7,683,263

Operating Expenses:
Management fees	3,761	25,214	198,207	1,265,933
Supervisory fees	-	-	18,019	105,494
Distribution (12b-1) fees
Class A Shares	173	538	22,376	167,070
Class C Shares	888	1,363	15,547	206,497
Administration fees	4,667	547	62,673	296,063
Registration fees	6,628	10,959	36,873	36,592
Professional fees	351	4,750	9,951	60,310
Custodian fees	1,991	2,607	34,601	32,617
Trustees' fees	188	-	5,421	30,571
Compliance officer fees	186	1,167	4,369	20,261
Printing and postage expense	251	2,374	6,491	35,394
Insurance expense	110	359	1,463	6,302
Non 12b-1 shareholder servicing	26	230	3,195	12,674
Miscellaneous expenses	1,118	1,166	1,878	1,488
Total Operating Expenses	20,338	51,274	421,064	2,277,266
Less: Expenses waived and/or reimbursed	(6,626)	(43,930)	(157,947)	(82,789)
Less: Audit fee waived	-	(4,750)	-	-
Add: Expense recapture	-	-	-	261,886
Net Operating Expenses	13,712	2,594	263,117	2,456,363

Net Investment Income (Loss)	5,227	534	(128,603)	5,226,900

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign
currency transactions	3,852	-	484,618	7,117,852
Options contracts purchased	-	-	(73,487)	-
Futures	-	-	(697,053)	-
Swaps	-	-	(101,938)	-
Net realized gain (loss)	3,852	-	(387,860)	7,117,852

Net change in unrealized appreciation (depreciation) from:
Investments and Foreign currency transactions	23,394	-	184,663	6,263,398
Options contracts purchased	-	-	5,774	-
Futures	-	-	(226,355)	-
Swaps	-	-	(78,912)	-
Net change in unrealized appreciation (depreciation)	23,394	-	(114,830)	6,263,398
Net Realized and Unrealized
Gain (Loss) on Investments	27,246	-	(502,690)	13,381,250

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 32,473	$ 534	$ (631,293)	$ 18,608,150

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Cap
	Portfolio		Portfolio		Portfolio

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 6,143	$ 81,725	$ 251	$ 66,674	$ (51,489)	$ (20,044)
Net realized gain (loss) on investments	3,121,480	2,506,386	1,225,365	939,033	1,134,073	1,359,395
Net change in unrealized appreciation
(depreciation) on investments	2,431,431	1,685,201	3,669,268	3,627,791	2,030,829	2,367,733
Net increase (decrease) in net assets
resulting from operations	5,559,054	4,273,312	4,894,884	4,633,498	3,113,413	3,707,084

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	(826,488)	(285,807)	(1,263,045)	-
Class A	-	-	(44,346)	(3,227)	(348,960)	-
Class B (a)	-	-		(79)	-	-
Class C	-	-	(70,175)	(20,240)	(42,728)	-
Net Investment Income:
Class I	(64,269)	(33,006)	(68,156)	-	-	-
Class A	(140)	-	(1,843)	-	-	-
Class B (a)	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	(64,409)	(33,006)	(1,011,008)	(309,353)	(1,654,733)	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	1,604,785	2,106,270	3,327,305	4,011,274	1,002,130	1,761,212
Class A	34,828	56,195	508,905	1,205,977	4,412	156,261
Class B (a)	-	-	-	-	-	-
Class C	54,419	49,125	509,331	384,679	9,975	12,717
Reinvestment of dividends and distributions
Class I	61,722	31,933	825,963	278,890	1,223,221	-
Class A	-	-	43,020	2,302	332,393	-
Class B (a)	-	-	-	79	-	-
Class C	114	-	68,239	19,760	42,191	-
Redemption fee proceeds
Class I	-	-	-	374	-	-
Class A	-	-	-	7	-	-
Class B (a)	-	-	-	-	-	-
Class C	-	-	-	20	-	-
Cost of shares redeemed
Class I	(1,410,080)	(4,261,453)	(2,155,577)	(5,709,416)	(899,140)	(2,775,996)
Class A	(50,895)	(10,750)	(130,531)	(280,735)	(130,153)	(450,975)
Class B	-	(14,677)	-	(14,407)		(19,803)
Class C	(22,967)	(240,295)	(101,098)	(435,526)	(29,231)	(150,216)
Net increase (decrease) in net assets from
share transactions of beneficial interest	271,926	(2,283,652)	2,895,557	(536,722)	1,555,798	(1,466,800)

Total Increase in Net Assets	5,766,571	1,956,654	6,779,433	3,787,423	3,014,478	2,240,284

Net Assets:
Beginning of period	20,598,192	18,641,538	25,008,523	21,221,100	15,060,935	12,820,651
End of period*	$ 26,364,763	$ 20,598,192	$ 31,787,956	$ 25,008,523	$ 18,075,413	$ 15,060,935
* Includes undistributed net investment
income (loss) at end of period	$ 10,925	$ 69,191	$ (3,074)	$ 66,674	$ (77,521)	$ (26,032)

(a) Class B shares converted to Class I shares on July 17, 2013

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ (18,209)	$ (23,344)	$ (28,316)	$ 26,687	$ (23,974)	$ (67,543)
Net realized gain (loss) on investments
and foreign currency transactions	293,800	1,657,778	321,118	502,827	1,075,187	1,437,848
Net change in unrealized appreciation
(depreciation) on investments
foreign currency transactions	1,513,903	383,343	459,103	479,079	2,579,932	2,519,171
Net increase (decrease) in net assets
resulting from operations	1,789,494	2,017,777	751,905	1,008,593	3,631,145	3,889,476

Distributions to Shareholders:
Net Realized Gains:
Class I	(1,625,055)	-	-	-	(573,909)	-
Class A	(5,279)	-	-	-	(402,600)	-
Class B (a)	-	-	-	-	-	-
Class C	(68,321)	-	-	-	(125,476)	-
Net Investment Income:
Class I	-	-	(156,680)	(89,154)	-	-
Class A	-	-	(517)	(317)	-	-
Class B (a)	-	-	-	-	-	-
Class C	-	-	(2,064)	-	-	-
Total Dividends and Distributions
to Shareholders	(1,698,655)	-	(159,261)	(89,471)	(1,101,985)	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	636,239	1,100,011	527,550	1,201,646	637,983	823,208
Class A	805	24,891	1,036	21,661	360,432	166,409
Class B (a)	-	-	-	-	-	-
Class C	13,933	12,598	11,899	9,724	68,708	7,715
Reinvestment of dividends and distributions
Class I	1,536,526	-	151,184	86,351	531,640	-
Class A	5,244	-	412	262	356,609	-
Class C	66,407	-	2,064	-	113,047	-
Redemption fee proceeds
Class I	-	-	-	108	7	-
Class A	-	-	-	-	5	-
Class B (a)	-	-	-	-	-	-
Class C	-	-	-	2	2	-
Cost of shares redeemed
Class I	(737,344)	(2,197,858)	(344,111)	(1,602,116)	(724,977)	(2,248,095)
Class A	(8,443)	(4,753)	(7,365)	(5,090)	(568,372)	(717,166)
Class B (a)		(6,317)		(4,299)		(148,390)
Class C	(15,585)	(92,206)	(8,351)	(39,976)	(169,164)	(278,504)
Net increase (decrease) in net assets from
share transactions of beneficial interest	1,497,782	(1,163,634)	334,318	(331,727)	605,920	(2,394,823)

Total Increase in Net Assets	1,588,621	854,143	926,962	587,395	3,135,080	1,494,653

Net Assets:
Beginning of period	11,377,021	10,522,878	6,824,200	6,236,805	18,075,653	16,581,000
End of period*	$ 12,965,642	$ 11,377,021	$ 7,751,162	$ 6,824,200	$ 21,210,733	$ 18,075,653
* Includes undistributed net investment
income (loss) at end of period	$ (18,209)	$ -	$ (71,368)	$ 116,209	$ (44,904)	$ (20,930)

(a) Class B shares converted to Class I shares on July 17, 2013

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ (236,231)	$ (348,486)	$ (20,625)	$ (80,192)	$ (11,349)	$ (15,245)
Net realized gain (loss) on investments
and foreign currency transactions	4,743,406	3,224,083	89,383	210,804	23,387	102,812
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency transactions	5,583,487	3,697,322	360,829	481,833	144,828	255,373
Net increase (decrease) in net assets
resulting from operations	10,090,662	6,572,919	429,587	612,445	156,866	342,940

Distributions to Shareholders:
Net Realized Gains:
Class I	(1,173,732)	(172,583)	-	-	-	-
Class A	(1,264,364)	(161,145)	-	-	-	-
Class B (a)		(419)	-	-	-	-
Class C	(353,366)	(45,068)	-	-	-	-
Total Dividends and Distributions
to Shareholders	(2,791,462)	(379,215)	-	-	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	936,025	5,318,280	290,353	447,622	108,077	214,633
Class A	2,230,809	7,104,716	14,687	9,306	11,522	2,977
Class B (a)	-	-	-	-	-	-
Class C	590,087	794,901	4,543	5,810	2,143	4,687
Reinvestment of dividends and distributions
Class I	1,093,061	162,180	-	-	-	-
Class A	1,145,150	149,079	-	-	-	-
Class B (a)		249	-	-	-	-
Class C	337,527	43,231	-	-	-	-
Redemption fee proceeds
Class I	4	531	13	-	-	-
Class A	4	600	6	-	-	-
Class B (a)	-	-	-	-	-	-
Class C	1	139	1	-	-	-
Cost of shares redeemed
Class I	(5,814,099)	(12,164,440)	(209,325)	(1,025,261)	(111,417)	(418,426)
Class A	(7,846,687)	(11,624,331)	(136,827)	(138,899)	(28,109)	(38,080)
Class B (a)		(68,399)	-	(30,563)	-	(665)
Class C	(717,986)	(1,721,670)	(30,571)	(30,706)	(134)	(1,746)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(8,046,104)	(12,004,934)	(67,120)	(762,691)	(17,918)	(236,620)

Total Increase (Decrease) in Net Assets	(746,904)	(5,811,230)	362,467	(150,246)	138,948	106,320

Net Assets:
Beginning of period	53,070,238	58,881,468	4,209,516	4,359,762	1,594,219	1,487,899
End of period*	$ 52,323,334	$ 53,070,238	$ 4,571,983	$ 4,209,516	$ 1,733,167	$ 1,594,219
* Includes undistributed net investment
income (loss) at end of period/year	$ (392,089)	$ (155,858)	$ (55,335)	$ (34,710)	$ (23,467)	$ (12,118)

(a) Class B shares converted to Class I shares on July 17, 2013

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 43,712	$ 109,758	$ 5,227	$ 26,211	$ 534	$ 1,138
Net realized gain (loss) on investments	66,374	62,089	3,852	97,281	-	-
Net change in unrealized appreciation
(depreciation) on investments	18,394	(308,100)	23,394	(175,922)	-	-
Net increase (decrease) in net assets
resulting from operations	128,480	(136,253)	32,473	(52,430)	534	1,138

Distributions to Shareholders:
Net Realized Gains:
Class I	(51,970)	(127,304)	(25,253)	-	-	-
Class A	(985)	(1,908)	(1,740)	-	-	-
Class B (a)	-	(17)	-	-	-	-
Class C	(2,210)	(5,856)	(4,117)	-	-	-
Net Investment Income:
Class I	(42,892)	(107,596)	(4,916)	(24,541)	(506)	(1,103)
Class A	(499)	(1,122)	(211)	(1,497)	(14)	(13)
Class B (a)	-	(4)	-	-	-	-
Class C	(321)	(1,044)	(100)	(173)	(14)	(22)
Total Dividends and Distributions
to Shareholders	(98,877)	(244,851)	(36,337)	(26,211)	(534)	(1,138)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	875,486	1,157,732	41,179	314,662	2,199,544	7,001,735
Class A	345	121,522	-	26,794	238,886	41,995
Class B (a)	-	-	-	-	-	-
Class C	65,958	18,133	680	4,291	23,885	83,507
Reinvestment of dividends and distributions
Class I	89,087	222,340	30,000	23,630	496	1,087
Class A	840	2,378	4,217	546	12	9
Class B (a)	-	21	-	-	-	-
Class C	2,449	6,573	8	182	13	21
Cost of shares redeemed
Class I	(847,776)	(2,838,722)	(65,591)	(2,563,410)	(2,542,527)	(8,108,176)
Class A	(50,093)	(42,712)	(68,958)	(191,120)	(99,219)	(4,931)
Class B (a)	-	(5,472)	-	-	-	(5,887)
Class C	(69,976)	(130,121)	-	(4,229)	(23,410)	(126,114)
Net increase (decrease) in net assets from
share transactions of beneficial interest	66,320	(1,488,328)	(58,465)	(2,388,654)	(202,320)	(1,116,754)

Total Increase (Decrease) in Net Assets	95,923	(1,869,432)	(62,329)	(2,467,295)	(202,320)	(1,116,754)

Net Assets:
Beginning of period	7,871,556	9,740,988	1,413,718	3,881,013	10,888,502	12,005,256
End of period*	$ 7,967,479	$ 7,871,556	$ 1,351,389	$ 1,413,718	$ 10,686,182	$ 10,888,502
* Includes undistributed net investment
income (loss) at end of period	$ 1,125	$ 1,125	$ -	$ -	$ -	$ -

(a) Class B shares converted to Class I shares on July 17, 2013 except for the Municipal Bond Portfolio Class B shares which liquidated on May 1, 2012.

See accompanying notes to (consolidated) financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha Global Enhanced Real Return		James Alpha Global Real Estate Investments
	Portfolio		Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ (128,603)	$ 171,439	$ 5,226,900	$ 2,640,273
Net realized gain (loss) on investments
and foreign currency transactions	(387,860)	(659,138)	7,117,852	13,520,128
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency transactions	(114,830)	50,926	6,263,398	(25,217,121)
Net increase (decrease) in net assets
resulting from operations	(631,293)	(436,773)	18,608,150	(9,056,720)

Distributions to Shareholders:
Net Realized Gains:
Class I	(75,421)	(40,233)	(1,012,910)	(511,712)
Class A	(88,605)	(67,582)	(4,014,320)	(3,514,292)
Class C	(17,240)	(7,545)	(1,192,463)	(884,838)
Net Investment Income:
Class I	(101,081)	(96,168)	(1,628,632)	(333,872)
Class A	(83,344)	(146,021)	(5,833,027)	(2,600,215)
Class C	(4,588)	(13,475)	(1,656,209)	(540,269)
Total Dividends and Distributions
to Shareholders	(370,279)	(371,024)	(15,337,561)	(8,385,198)

Share Transactions of
Beneficial Interest (Note 4):
Net proceeds from shares sold
Class I	520,994	9,920,806	26,493,270	37,186,713
Class A	2,068,909	16,965,602	63,222,390	113,789,014
Class C	1,178,842	2,720,842	14,459,746	34,113,787
Reinvestment of dividends and distributions
Class I	174,386	124,137	2,111,947	666,591
Class A	142,284	201,489	7,603,596	4,887,628
Class C	17,729	19,957	2,003,979	1,145,768
Redemption fee proceeds
Class I	1,366	1,269	4,836	3,371
Class A	1,632	1,242	17,632	17,745
Class C	249	173	5,492	4,748
Cost of shares redeemed
Class I	(1,111,586)	(550,742)	(12,183,367)	(9,713,012)
Class A	(4,912,485)	(3,443,508)	(28,281,259)	(16,840,337)
Class C	(357,431)	(395,245)	(2,768,819)	(1,637,176)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(2,275,111)	25,566,022	72,689,443	163,624,840

Total Increase (Decrease) in Net Assets	(3,276,683)	24,758,225	75,960,032	146,182,922

Net Assets:
Beginning of period	38,410,402	13,652,177	171,618,024	25,435,102
End of period*	$ 35,133,719	$ 38,410,402	$ 247,578,056	$ 171,618,024
* Includes undistributed net investment
income (loss) at end of period	$ (241,115)	$ 76,501	$ (2,848,810)	$ 1,042,158

See accompanying notes to (consolidated) financial statements.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Trust commenced investment operations on September 2, 1994.  The Trust consists of fourteen portfolios: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the U.S. Government Money Market Portfolio, the James Alpha Global Enhanced Real Return Portfolio and the James Alpha Global Real Estate Investments Portfolio (collectively, the “Portfolios”).  Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager. The James Alpha Global Enhanced Real Return Portfolio is managed by Armored Wolf, LLC (“Armored Wolf”), the James Alpha Global Real Estate Investments Portfolio is managed by Ascent Investment Advisors, LLC (“Ascent”) and both are supervised by the Manager. With the exception of the James Alpha Global Enhanced Real Return Portfolio and the James Alpha Global Real Estate Investments Portfolio, each of the Portfolios is provided with the discretionary advisory services of an investment adviser or advisers identified, retained, supervised and compensated by the Manager.  The following serve as advisers (the “Advisers”) to their respective Portfolio(s): DePrince, Race & Zollo, Inc. serves as Adviser to International Equity; Loomis, Sayles & Co., L.P. serves as Adviser to Energy & Basic Materials, Financial Services and Large Capitalization Growth; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Fox Asset Management, LLC serves as Adviser to Small Capitalization, Municipal Bond and Investment Quality Bond; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology; Loomis, Sayles & Co., L.P. and Oak Associates, Ltd. serve as Advisers to Technology & Communications; M.D. Sass Investors Services, Inc. serves as Adviser to Large Capitalization Value; CLS Investments, LLC serves as Adviser to U.S. Government Money Market. Armored Wolf, LLC serves as Adviser to James Alpha Global Enhanced Real Return and Ascent Investment Advisors, LLC serves as Adviser to James Alpha Global Real Estate Investments. Gemini Fund Services, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.   Northern Lights Distributors, LLC (the “Distributor”) is the Trust’s Distributor, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

    The Health & Biotechnology Portfolio is a non-diversified portfolio.   The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio, the Financial Services Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio, the James Alpha Global Enhanced Real Return Portfolio and the James Alpha Global Real Estate Investments Portfolio are diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
James Alpha Global Enhanced Real Return	Attractive long-term risk-adjusted returns relative to traditional financial market indices
James Alpha Global Real Estate	Total return consisting of current income and capital appreciation

     Currently, all Portfolios offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   To discourage short-term trading and offset brokerage commissions, market impact and other costs associated with short-term trading, the Portfolios, excluding the U.S. Government Money Market Portfolio, charge a 2% fee on the value of shares that are redeemed within 30 days of purchase.   Such fees are paid directly to the Portfolio from which the redemption is made.   Please see the Trust’s prospectus for additional details.

     The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Valuation of Investments

     Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).  If there are no such reported sales, the securities are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.  Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap.  Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day.   The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2014 for the Portfolios’ assets and liabilities measured at fair value:

Large Capitalization Value

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 25,225,817	$ -	$ -	$ 25,225,817
Short-Term Investments	882,169	-	-	882,169
Collateral for Securities Loaned	1,133,738	-	-	1,133,738
Total	$ 27,241,724	$ -	$ -	$ 27,241,724

Large Capitalization Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 31,381,175	$ -	$ -	$ 31,381,175
Short-Term Investments	379,543	-	-	379,543
Collateral for Securities Loaned	513,300	-	-	513,300
Total	$ 32,274,018	$ -	$ -	$ 32,274,018

Mid Capitalization

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 17,837,449	$ -	$ -	$ 17,837,449
Short-Term Investments	241,582	-	-	241,582
Collateral for Securities Loaned	149,530	-	-	149,530
Total	$ 18,228,561	$ -	$ -	$ 18,228,561

Small Capitalization

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 12,734,330	$ -	$ -	$ 12,734,330
Short-Term Investments	255,989	-	-	255,989
Total	$ 12,990,319	$ -	$ -	$ 12,990,319

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks:
Agriculture	$ 150,493	$ 81,174	$ -	$ 231,667
Apparel	-	111,011	-	111,011
Auto Manufacturers	-	225,438	-	225,438
Auto Parts & Equipment	-	78,003	-	78,003
Banks	289,325	1,228,375	-	1,517,700
Chemicals	-	320,792	-	320,792
Coal	-		-	-
Commercial Services	-	80,952	-	80,952
Computers	-	141,369	-	141,369
Distribution/Wholesale	-	118,619	-	118,619
Diversified Financial Services	-	272,668	-	272,668
Electrical Components & Equipment	-	74,714	-	74,714
Engineering & Construction	-	75,047	-	75,047
Entertainment	-	118,670	-	118,670
Environmental Control	-	93,545	-	93,545
Food	-	610,115	-	610,115
Healthcare-Products	-	149,580	-	149,580
Holding Companies - Diversified	-	74,622	-	74,622
Home Furnishings	90,207	102,181	-	192,388
Insurance	-	187,342	-	187,342
Iron/Steel	127,530	-	-	127,530
Machinery - Construction & Mining	-	137,050	-	137,050
Machinery - Diversified	-	104,173	-	104,173
Metal Fabricate/Hardware	-	207,272	-	207,272
Mining	-	225,711	-	225,711
Miscellaneous Manufacturing	-	207,667	-	207,667
Office/Business Equipment	-	93,667	-	93,667
Oil & Gas	70,384	377,139	-	447,523
Oil & Gas Services	-	115,824	-	115,824
Packing & Containers	-	33,408	-	33,408
Pharmaceuticals	103,272	366,141	-	469,413
Private Equity	-	-	-	-
Real Estate	-	-	-	-
Retail	-	73,343	-	73,343
Semiconductors	-	73,649	-	73,649
Software	-	244,731	-	244,731
Telecommunications	-	277,585	-	277,585
Textiles	-	130,902	-	130,902
Short-Term Investments	122,817	-	-	122,817
Total	$ 954,028	$ 6,812,479	$ -	$ 7,766,507

Health & Biotechnology

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 20,624,590	$ -	$ -	$ 20,624,590
Short-Term Investments	410,401	-	-	410,401
Total	$ 21,034,991	$ -	$ -	$ 21,034,991

Technology & Communications

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 50,657,079	$ -	$ -	$ 50,657,079
Short-Term Investments	898,726	-	-	898,726
Collateral for Securities Loaned	2,166,358	-	-	2,166,358
Total	$ 53,722,163	$ -	$ -	$ 53,722,163

Energy & Basic Materials

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 4,494,150	$ -	$ -	$ 4,494,150
Short-Term Investments	14,850	-	-	14,850
Total	$ 4,509,000	$ -	$ -	$ 4,509,000

Financial Services

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 1,709,275	$ -	$ -	$ 1,709,275
Short-Term Investments	13,089	-	-	13,089
Total	$ 1,722,364	$ -	$ -	$ 1,722,364

\Six Months Ended February 28, 2014 (Unaudited) (Continued)

Investment Quality Bond

Assets	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$ -	$ 3,757,625	$ -	$ 3,757,625
Corporate Bonds and Notes	-	3,778,184	-	3,778,184
Short-Term Investments	349,678	-	-	349,678
Collateral for Securities Loaned	766,344	-	-	766,344
Total	$ 1,116,022	$ 7,535,809	$ -	$ 8,651,831

Municipal Bond

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	-	1,298,682	-	1,298,682
Short-Term Investments	35,640	-	-	35,640
Total	35,640	1,298,682	-	1,334,322

U.S. Government Money Market

Assets	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$ -	$ 3,000,700	$ -	$ 3,000,700
Repurchase Agreement	-	7,646,000	-	7,646,000
Total	$ -	$ 10,646,700	$ -	$ 10,646,700

James Alpha Global Enhanced Real Return

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 5,897,815	$ -	$ -	$ 5,897,815
Corporate Bonds and Notes	-	1,802,210	-	1,802,210
U.S. Government	-	15,787,972	-	15,787,972
Short-Term Investments	5,390,520	4,999,959	-	10,390,479
Total	$ 11,288,335	$ 22,590,141	$ -	$ 33,878,476
Derivatives:
Futures Contracts	$ (60,264)	$ -	$ -	$ (60,264)
Total Return Swaps	-	11,119	-	11,119
Credit Default Swaps	-	(91,614)	-	(91,614)
Total	$ (60,264)	$ (80,495)	$ -	$ (140,759)

James Alpha Global Real Estate Investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 223,815,281	$ -	$ -	$ 223,815,281
Short-Term Investments	18,099,186	-	-	18,099,186
Total	$ 241,914,467	$ -	$ -	$ 241,914,467

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented.

                  It is the Portfolios’ policy to recognize transfers into and out of Levels at the end of the reporting period.

* Refer to the Schedules of Investments for industry classifications.

Consolidation of Subsidiary – James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the James Alpha Global Enhanced Real Return Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary.  JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011 and is a disregarded entity for tax purposes.  All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Global Enhanced Real Return Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Global Enhanced Real Return Portfolio’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at February 28, 2014	% of Fund Total Assets at February 28, 2014
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 1,692,709	4.82%

(b) Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders.  Therefore, no federal income tax provision is required.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2013 (for the tax year ended December 31, 2012 for the James Alpha Global Real Estate Investments Portfolio), available to offset future capital gains, if any, are as follows:

				Non-Expiring	Non-Expiring
Portfolio	2017	2018	2019	Short-Term	Long-Term	Total
Large Capitalization Value	$ 7,573,956	$ 2,343,762	$ -	$ -	$ -	$ 9,917,718
Large Capitalization Growth	2,564,754	466,182	-	-	-	3,030,936
Mid Capitalization	-	-	-	-	-	-
Small Capitalization	-	-	-	-	-	-
International Equity	405,567	1,863,505	-	31,066	295,624	2,595,762
Health & Biotechnology	-	-	-	-	-	-
Technology & Communications	-	-	-	-	-	-
Energy & Basic Materials	168,946	1,048,976	-	-	-	1,217,922
Financial Services	677,530	582,779	38,144	-	-	1,298,453
Investment Quality Bond	-	-	-	-	-	-
Municipal Bond	-	-	-	-	-	-
U.S. Government Money Market	-	-	-	-	-	-
James Alpha Global Enhanced Real Return	-	-	-	-	-	-
James Alpha Global Real Estate Investments	-	-	-	-	-	-

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2011-2012 returns (which does not include the 2010 James Alpha Global Real Estate Portfolio) and expected to be taken in the Portfolios’ 2013 and 2014 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments.  The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month ended February 28, 2014, the Portfolios did not incur any interest or penalties.

(c) Security Transactions and Other Income

     Security transactions are recorded on the trade date.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

     The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communications	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Daily – paid monthly	Annually
Municipal Bond	Daily – paid monthly	Annually
U.S. Government Money Market	Daily – paid monthly	Annually
James Alpha Global Enhanced Real Return	Annually	Annually Annually
James Alpha Global Real Estate Investments	Quarterly

     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of the each Portfolio.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

(e) Allocation of Expenses

     Expenses specifically attributable to a particular Portfolio are borne by that Portfolio.  Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f) Repurchase Agreements

     In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

    Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

2.

MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio's average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; and 0.475% for U.S. Government Money Market.  For James Alpha Global Enhanced Real Return and James Alpha Global Real Estate Investments management fees are payable to the Advisor monthly and are computed daily at the annual rate of 1.10% and 1.20% of the Portfolio’s average daily net assets respectively, and the Manager receives an annual supervision fee which is the greater of 0.10% of both Portfolios’ average daily net assets decreasing at various asset levels or a minimum of $15,000 per Portfolio annually paid out monthly.

     For the six months ended February 28, 2014, the Manager waived; $8,351 for Financial Services; $6,283 for Municipal Bond and $42,020 for U.S. Government Money Market; Armored Wolf waived $157,947 for James Alpha Global Enhanced Real Return; Ascent Investment Advisors waived $82,789 for James Alpha Global Real Estate Investments, Class A and I.

       (b) Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Portfolios.

Certain officers of GFS and NLCS are also officers of the Trust.

     (c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios.  The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, Armored Wolf and Ascent, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of James Alpha Global Enhanced Real Return and James Alpha Global Real Estate Investments Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class Class C shares.   A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, Armored Wolf and Ascent or other entities for providing support services.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.  The aggregate of such service fee payments will not exceed 0.25% of average daily net assets. For the six months ended

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

February 28, 2014, the Distributor waived $104 in fees for the Investment Quality Bond Portfolio, $1,910 in fees for the U.S. Government Money Market Portfolio and $343 in fees for the Municipal Bond Portfolio.

    Class A shares are offered at net asset value plus a maximum sales load of 5.75%.  Class C shares are offered subject to a CDSC of 1.00% and, prior to January 1, 2003, had been subject to a maximum sales load of 1.00%.   Class I shares are offered at net asset value.

 For the six months ended February 28, 2014, the Distributor, Northern Lights Distributors, LLC (“NLD”) received sales charges on sales of the Portfolios’ Class A shares.   In addition, CDSCs were paid to the Manager for Class C shares.   The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges	CDSC's
	Class A	Class C
Large Capitalization Value	$ 429	$ -
Large Capitalization Growth	286	64
Mid Capitalization	31	3
Small Capitalization	7	-
International Equity	8	-
Health & Biotechnology	2,399	7
Technology & Communications	4,373	39
Energy & Basic Materials	37	10
Financial Services	1	-
Investment Quality Bond	-	-
Municipal Bond	-	-
U.S. Government Money Market	-	185
James Alpha Global Enhanced Real Return	113	1,083
James Alpha Global Real Estate Investments	30,823	13,935

(d) The Trust and the Manager, the Trust and Armored Wolf on behalf of the James Alpha Global Enhanced Real Return Portfolio and the Trust and Ascent on behalf of the James Alpha Global Real Estate Investments Portfolio, have entered into an Excess Expense Agreement (the “Expense Agreement”).  In connection with the Expense Agreement, the Manager is currently voluntarily waiving, and Armored Wolf and Ascent are currently waiving, all or a portion of its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”).  The annual expense caps in effect at February 28, 2014 for each portfolio were:  3.00%, 3.60% and 2.60% for Class A, C and I shares respectively, of Large Capitalization Value, Large Capitalization Growth,  Mid Capitalization, and Small Capitalization; 3.30%, 3.90% and 2.90% for Class A, C and I shares, respectively, of International Equity; 2.30%, 2.90% and 1.90% for Class A, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75% and 1.75% for Class A, C and I shares respectively, of U.S. Government Money Market; 3.40%, 4.00% and 3.00% for Class A, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 1.50%, 2.25% and 1.25% for Class A, C and I shares, respectively, of James Alpha Global Enhanced Real Return; 2.44%, 2.67% and 1.49% for Class A, C and I shares, respectively, of James Alpha Global Real Estate Investments. Under the terms of the Expense Agreement, expenses borne by the Manager, Armored Wolf or Ascent are subject to reimbursement for up to three years from the date the fee or expense was incurred.   No reimbursement will be made if it would result in the portfolio exceeding its Expense Cap.   The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice.  The Expense Agreement with Armored Wolf and Ascent shall continue through December 31, 2014.  The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery. For the six months ended February 28, 2014 Ascent Investment Advisors, LLC recaptured previously waived/reimbursed expenses in the amount of $261,886 from the James Alpha Global Real Estate Investments Portfolio.

Portfolio	8/31/2014	8/31/2015	8/31/2016
International Equity	-	-	13,370
Energy & Basic	-	-	1,484
Financial Services	20,904	15,233	43,133
Municipal Bond	-	6,692	13,073
U.S. Government Money Market	144,906	134,836	89,414
James Alpha Global Enhanced Real Return	42,825	-	234,861
James Alpha Global Real Estate Investments	156,823	-	8,284

 (e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement under which certain portfolio expenses could be paid by such broker or rebates could be given to each participating Portfolio.   For the six months ended February 28, 2014, the amount received by the participating Portfolios under this arrangement was as follows: Large Capitalization Value, $10,605; Large Capitalization Growth, $62; Health & Biotechnology, $1,117; Technology & Communications, $4,802; and Energy & Basic Materials, $80.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

3.

INVESTMENT TRANSACTIONS

(a)

For the six months ended February 28, 2014, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$ 13,212,659	$ 14,043,475
Large Capitalization Growth	5,351,077	3,679,696
Mid Capitalization	3,420,928	3,668,579
Small Capitalization	2,000,128	1,958,698
International Equity	4,288,389	4,103,651
Health & Biotechnology	997,196	1,751,682
Technology & Communications	7,218,687	16,693,995
Energy & Basic Materials	769,189	842,555
Financial Services	145,251	125,847
Investment Quality Bond	1,898,048	2,143,274
Municipal Bond	277,872	385,353
James Alpha Global Enhanced Real Return	41,174,049	38,080,006
James Alpha Global Real Estate Investments	228,148,943	195,221,908

      (b) Certain Portfolios may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

      Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily.  When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid.  When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

      Certain Portfolios may write covered call options.  This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

      When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received.  When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

      The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

      The Portfolios may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

     (c) Certain Portfolios may enter into futures contracts.  The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective.  To manage equity price risk, the Portfolios may enter into futures contracts.  Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Portfolios recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

     (d) Certain Portfolios may enter into foreign currency exchange contracts.  Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures.  Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

     (e) Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives.   The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments.   The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations.   The Portfolios segregate liquid securities

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.   The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolios.

At February 28, 2014 the James Alpha Global Enhanced Real Return Fund had the following open forward currency exchange contracts:

						Unrealized
Settlement	Foreign Currency Units				US Dollar	Appreciation
Date	to Receive/Deliver		In Exchange for		Value	(Depreciation)
To Buy:
3/19/2014	$ 5,780	GBP	$ 9,406	USD	$ 9,682	$ 276
3/19/2014	843,650	GBP	1,000,000	EUR	1,413,190	31,395
3/19/2014	1,000,000	CAD	939,956	USD	902,410	(37,546)
3/19/2014	1,000,000	CAD	920,952	USD	902,410	(18,542)
3/19/2014	1,000,000	EUR	1,366,495	USD	1,381,117	14,622
3/19/2014	1,000,000	EUR	1,369,488	USD	1,381,117	11,629
3/19/2014	1,000,000	EUR	849,430	GBP	1,381,117	(39,873)
3/19/2014	99,000,000	JPY	1,003,409	USD	970,144	(33,265)
3/19/2014	1,000,000	NZD	805,800	USD	839,004	33,204
6/18/2014	1,000,000	AUD	889,590	USD	887,601	(1,989)
6/18/2014	1,250,000	EUR	1,712,775	USD	1,726,462	13,687
6/18/2014	37,000,000	JPY	355,999	USD	362,769	6,770
To Sell:
3/19/2014	1,000,000	GBP	1,587,920	USD	1,675,090	(87,170)
3/19/2014	1,000,000	CAD	947,329	USD	902,410	44,919
3/19/2014	1,000,000	CAD	939,452	USD	902,410	37,042
3/19/2014	1,000,000	EUR	1,374,793	USD	1,381,117	(6,324)
3/19/2014	1,000,000	EUR	1,359,435	USD	1,381,117	(21,682)
3/19/2014	99,000,000	JPY	993,069	USD	970,144	22,925
3/19/2014	1,000,000	NZD	812,800	USD	839,004	(26,204)
5/19/2014	1,500,000,000	KRW	1,402,918	USD	1,396,692	6,226
6/18/2014	1,000,000	AUD	894,930	USD	887,601	7,329
6/18/2014	2,000,000	CAD	1,797,615	USD	1,800,849	(3,234)
6/18/2014	2,250,000	EUR	3,097,777	USD	3,107,632	(9,855)
6/18/2014	74,000,000	JPY	720,844	USD	725,538	(4,694)
6/18/2014	6,000,000	ZAR	531,019	USD	547,429	(16,410)
	Net Unrealized Gain/(Loss) on Forward Foreign Currency Exchange Contracts					$ (76,764)

The following is a summary of the location of derivative investments on the James Alpha Global Enhanced Real Return Funds Consolidated Statement of Assets and Liabilities as of February 28, 2014:

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Commodity	Unrealized appreciation on futures	Unrealized depreciation on futures
Interest rate contracts	Unrealized appreciation on swaps	Unrealized depreciation on swaps

Currency		Unrealized depreciation on forward currency exchange contracts

Derivatives Investment value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate Contracts	Total value at February 28, 2014
Futures	$ (86,288)	$ (11,338)	$ 47,990	$ (10,628)	$ (60,264)
Swap Contracts	3,690	-	3,219	(87,404)	(80,495)
Forward Contracts	-	(76,764)	-	-	(76,764)
	$ (82,598)	$ (88,102)	$ 51,209	$ (98,032)	$ (217,523)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

The following is a summary of the location of derivative investments on the James Alpha Global Enhanced Real Return Fund’s Consolidated Statement of Operations for the six months ended February 28, 2014:

Derivative Investment Type

Location of Gain (Loss) on Derivatives in the Consolidated Statement of Operations

Equity/Currency/Commodity/

Net realized gain (loss) from investments and foreign currency transactions

Interest rate contracts

Net realized gain (loss) from futures contracts

Net realized gain (loss) from options contracts purchased

Net realized gain (loss) from swap contracts

Appreciation (depreciation) on investments and foreign currency transactions

Appreciation (depreciation) on futures contracts

Appreciation (depreciation) on options contracts purchased

Appreciation (depreciation) on swap contracts

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

Offsetting of Financial Assets and Derivative Assets

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2014.

		Gross Amounts not offset in the (Consolidated) Statements of Assets and Liabilities
	Gross Amounts Recognized in (Consolidated) Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged		Net Amount of Assets
Large Capitalization Value
Description of Liability
Securities Loaned	$ 1,133,738	$ -	$ 1,133,738		$ -
Large Capitalization Growth
Description of Liability
Securities Loaned	$ 513,300	$ -	$ 513,300		$ -
Mid Capitalization
Description of Liability
Securities Loaned	$ 149,530	$ -	$ 149,530		$ -
Technology & Communications
Description of Liability
Securities Loaned	$ 2,166,358	$ -	$ 2,166,358		$ -
Investment Quality Bond
Description of Liability
Securities Loaned	$ 766,344	$ -	$ 766,344		$ -
James Alpha Global Enhanced Real Return
Description of Asset
Unrealized appreciation on futures	$ 65,121	$ (65,121)	$ -		$ -
Unrealized appreciation on swaps	21,126	(21,126)	-		-
Total	86,247	(86,247)	-		-
Description of Liability
Unrealized depreciation on futures	$ 125,385	$ 65,121	$ 60,264	(1)	$ -
Unrealized depreciation on swaps	76,764	21,126	55,638	(1)	-
Total	$ 202,149	$ 86,247	$ 115,902		$ -

(1)

The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

4.

AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

  Each Portfolio has unlimited shares of beneficial interest authorized at $.01 par value per share.  For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Large Capitalization Value
Issued	83,441	137,300	2,881	4,012
Redeemed	(74,289)	(278,757)	(1,225)	(726)
Reinvested from Dividends	3,144	2,223	6	-
Net Increase (Decrease) in Shares	12,296	(139,234)	1,662	3,286
Large Capitalization Growth
Issued	139,021	198,007	21,222	58,118
Redeemed	(88,848)	(277,015)	(5,546)	(14,020)
Reinvested from Dividends	33,768	14,458	1,816	123
Net Increase (Decrease) in Shares	83,941	(64,550)	17,492	44,221
Mid Capitalization
Issued	69,684	146,113	322	13,727
Redeemed	(62,142)	(227,812)	(9,505)	(41,232)
Reinvested from Dividends	88,575	-	25,608	-
Net Increase (Decrease) in Shares	96,117	(81,699)	16,425	(27,505)
Small Capitalization
Issued	62,269	119,277	75	3,039
Redeemed	(70,715)	(238,462)	(898)	(500)
Reinvested from Dividends	160,725	-	567	-
Net Increase (Decrease) in Shares	152,279	(119,185)	(256)	2,539
International Equity
Issued	46,854	118,676	91	2,247
Redeemed	(30,605)	(155,651)	(678)	(489)
Reinvested from Dividends	13,669	8,441	37	25
Net Increase (Decrease) in Shares	29,918	(28,534)	(550)	1,783
Health & Biotechnology
Issued	22,713	33,949	12,788	7,257
Redeemed	(25,816)	(95,216)	(20,668)	(31,642)
Reinvested from Dividends	19,165	-	13,432	-
Net Increase (Decrease) in Shares	16,062	(61,267)	5,552	(24,385)
Technology & Communications
Issued	52,996	348,064	133,472	505,110
Redeemed	(328,572)	(832,259)	(462,310)	(805,489)
Reinvested from Dividends	62,819	11,421	69,110	10,954
Net Increase (Decrease) in Shares	(212,757)	(472,774)	(259,728)	(289,425)
Energy & Basic Materials
Issued	17,446	30,022	945	678
Redeemed	(12,395)	(69,664)	(8,677)	(9,741)
Net Increase (Decrease) in Shares	5,051	(39,642)	(7,732)	(9,063)
Financial Services
Issued	13,218	30,615	1,411	488
Redeemed	(13,725)	(58,890)	(3,575)	(5,538)
Net Increase (Decrease) in Shares	(507)	(28,275)	(2,164)	(5,050)
Investment Quality Bond
Issued	89,338	115,273	35	11,974
Redeemed	(86,099)	(283,853)	(5,100)	(4,254)
Reinvested from Dividends	9,090	22,179	85	237
Net Increase (Decrease) in Shares	12,329	(146,401)	(4,980)	7,957
Municipal Bond
Issued	4,190	31,013	-	2,637
Redeemed	(6,666)	(253,954)	(7,006)	(19,052)
Reinvested from Dividends	3,104	2,331	1	53
Net Increase (Decrease) in Shares	628	(220,610)	(7,005)	(16,362)
U.S. Government Money Market
Issued	2,199,544	7,001,735	238,886	41,995
Redeemed	(2,542,527)	(8,108,175)	(99,218)	(4,931)
Reinvested from Dividends	496	1,087	11	9
Net Increase (Decrease) in Shares	(342,487)	(1,105,353)	139,679	37,073

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

(a)

Class B shares converted to Class I shares on July 17, 2013.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

	Class I Shares		Class A Shares		Class C Shares
	Six Month Ended	Year Ended	Six Month Ended	Year Ended	Six Month Ended	Year Ended
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
James Alpha Global Enhanced Real Return
Issued	51,718	958,049	205,425	1,635,315	118,564	264,290
Redeemed	(109,557)	(53,189)	(486,790)	(334,960)	(35,918)	(38,410)
Reinvested from Dividends	17,456	12,017	14,271	19,543	1,794	1,945
Net Increase (Decrease) in Shares	(40,383)	916,877	(267,094)	1,319,898	84,440	227,825

James Alpha Global Real Estate Investments
Issued	1,263,111	1,650,007	3,060,572	5,025,305	691,922	1,504,250
Redeemed	(587,108)	(457,140)	(1,365,806)	(766,558)	(133,561)	(75,579)
Reinvested from Dividends	103,409	30,432	373,634	223,106	98,224	52,337
Net Increase (Decrease) in Shares	779,412	1,223,299	2,068,400	4,481,853	656,585	1,481,008

5.   SECURITIES LENDING

     Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees.    Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures.   A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios.   Generally, in the event of a counter-party default, each Portfolio has the right to use the collateral to offset the losses incurred.   There would be a potential loss to a Portfolio in the event such Portfolio is delayed or prevented from exercising its right to dispose of the collateral.

    At February 28, 2014 the following portfolios loaned securities and received cash collateral for the loan.  This cash was invested in a BNY Mellon Overnight Government Fund.

	Market Value of	Market Value
Portfolio	Loaned Securities	of Collateral
Large Capitalization Value	$ 1,105,318	$ 1,133,738
Large Capitalization Growth	497,122	513,300
Mid Capitalization	146,382	149,530
Technology & Communication	2,115,936	2,166,358
Investment Quality Bond	750,759	766,344

  At February 28, 2014, the percentage of total investment income derived from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Value	10.80%
Large Capitalization Growth	0.50%
Mid Capitalization	0.23%
Small Cap	0.30%
Health & Biotechnology	0.00%*
Technology & Communication	2.87%
Investment Quality Bond	0.12%
* Amount is less than 0.005%

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the period ended August 31, 2013 (for the period ended December 31, 2012 for the James Alpha Global Real Estate Investments Portfolio) was as follows:

	Ordinary	Exempt	Long-Term
Portfolio	Income	Income	Capital Gains	Total
Large Capitalization Value	$ 33,006	$ -	$ -	$ 33,006
Large Capitalization Growth	-	-	309,353	309,353
Mid Capitalization	-	-	-	-
Small Capitalization	-	-	-	-
International Equity	89,471	-	-	89,471
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	379,215	379,215
Energy & Basic Materials	-	-	-	-
Financial Services	-	-	-	-
Investment Quality Bond	128,941	-	115,910	244,851
Municipal Bond	81	26,130	-	26,211
U.S. Government Money Market	1,138	-	-	1,138
James Alpha Global Enhanced Real Return	331,685	-	39,339	371,024
James Alpha Global Real Estate Investments	3,855,082	-	-	3,855,082

The tax character of dividends paid during the period ended August 31, 2012 (for the period ended December 31, 2011 for the James Alpha Global Real Estate Investments Portfolio) was as follows:

	Ordinary	Exempt	Long-Term
Portfolio	Income	Income	Capital Gains	Total
Large Capitalization Value	$ -	$ -	$ -	$ -
Large Capitalization Growth	27,363	-	2,727,928	2,755,291
Mid Capitalization	-	-	-	-
Small Capitalization	-	-	481,512	481,512
International Equity	95,865	-	-	95,865
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	2,707,859	2,707,859
Energy & Basic Materials	-	-	-	-
Financial Services	-	-	-	-
Investment Quality Bond	198,447	-	134,039	332,486
Municipal Bond	85	29,129	-	29,214
U.S. Government Money Market	1,455	-	-	1,455
James Alpha Global Enhanced Real Return	38,881	-	-	38,881
James Alpha Global Real Estate Investments	537,543	-	72,458	610,001

Permanent book and tax differences, primarily attributable to net operating losses, foreign currency exchange gains (losses), paydown gains (losses), swap gains (losses) and adjustments for real estate investment trusts, partnerships, passive foreign investment companies and a wholly owned subsidiary, resulted in reclassification for the tax year ended August 31, 2013 (for the tax year ended December 31, 2012 for the James Alpha Global Real Estate Investments Portfolio) as follows:

Portfolio	Paid in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) & Investments and Foreign Currency Transactions	Net Unrealized Appreciation (Depreciation) on Investments
Large Capitalization Value	$ -	$ (11,108)	$ 11,108	$ -
Large Capitalization Growth	(309,353)	-	309,353	-
Mid Capitalization	-	-	-	-
Small Capitalization	-	66,206	(66,206)	-
International Equity	(1)	123,246	(123,245)	-
Health & Biotechnology	(62,931)	62,931	-	-
Technology & Communications	(419,797)	704,268	(284,471)	-
Energy & Basic Materials	(83,316)	82,824	492
Financial Services	(12,970)	13,032	(62)	-
Investment Quality Bond	-	-	-	-
Municipal Bond	-	-	-	-
U.S. Government Money Market	-	-	-	-
James Alpha Global Enhanced Real Return	-	(16,057)	16,057	-
James Alpha Global Real Estate Investments	-	923,548	(923,548)	-

Net assets were unaffected by the above reclassifications.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

As of each of the Portfolio’s tax year-ended August 31, 2013 (except for the James Alpha Global Real Estate Investments Portfolio in which its December 31, 2012 components of distributable earnings have been adjusted for August 31, 2013 activity), the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficits)
Large Capitalization Value	$ 64,314	$ -	$ -	$ -	$ (9,917,718)	$ -	$ 3,300,351	$ (6,553,053)
Large Capitalization Growth	66,674	-	-	-	(3,030,936)	-	4,552,906	1,588,644
Mid Capitalization	-	-	1,058,694	(26,032)	-	-	3,477,332	4,509,994
Small Capitalization	25,630	-	1,672,871	(117,470)	-	-	2,255,046	3,836,077
International Equity	159,242	-	-	-	(2,595,762)	-	26,074	(2,410,446)
Health & Biotechnology	-	-	1,101,947	(20,930)	-	-	5,106,363	6,187,380
Technology & Communications	-	-	2,579,976	(155,858)	-	-	10,942,415	13,366,533
Energy & Basic Materials	-	-	-	(42,190)	(1,217,922)	-	890,209	(369,903)
Financial Services	-	-	-	(12,118)	(1,298,453)	-	429,029	(881,542)
Investment Quality Bond	7,825	-	55,088	-	-	-	280,933	343,846
Municipal Bond	-	-	31,109	-	-	-	20,728	51,837
U.S. Government Money Market	-	-	-	-	-	-	-	-
James Alpha Global Enhanced Real Return	368,402	-	-	(208,268)	-	(543,160)	(113,129)	(496,155)
James Alpha Global Real Estate Investments	9,270,573	-	44,410	-	-	-	(25,351,604)	(16,036,621)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, adjustments for a wholly owned subsidiary, mark-to-market on open forward foreign currency contracts and on open futures and swap contracts, and passive foreign investment company and partnership adjustments.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolios incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Large Capitalization Value	$ -
Large Capitalization Growth	-
Mid Capitalization	26,032
Small Capitalization	-
International Equity	-
Health & Biotechnology	20,930
Technology & Communications	155,858
Energy & Basic Materials	34,710
Financial Services	12,118
Investment Quality Bond	-
Municipal Bond	-
U.S. Government Money Market	-
James Alpha Global Enhanced Real Return	-
James Alpha Global Real Estate Investments	-

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2014 (Unaudited) (Continued)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolios incurred and elected to defer such foreign currency and capital losses as follows:

Post October
Portfolio	Losses
Large Capitalization Value Portfolio	$ -
Large Capitalization Growth Portfolio	-
Mid Capitalization Portfolio	-
Small Capitalization Portfolio	117,470
International Equity Portfolio	-
Health & Biotechnology Portfolio	-
Technology & Communications Portfolio	-
Energy & Basic Materials Portfolio	7,480
Financial Services Portfolio	-
Investment Quality Bond Portfolio	-
Municipal Bond Portfolio	-
U.S. Government Money Market Portfolio	-
James Alpha Global Enhanced Real Return Portfolio	208,268
James Alpha Global Real Estate Investments Portfolio	-

7.   SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure to the financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 16.38		$ 13.23		$ 11.83		$ 10.17		$ 10.28		$ 12.94
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.02		(0.02)		(0.10)		(0.05)		(0.06)
Net realized and unrealized gain (loss)	4.40		3.13		1.42		1.76		(0.06)		(2.39)
Total from investment operations	4.39		3.15		1.40		1.66		(0.11)		(2.45)
Dividends and Distributions:
Dividends from net investment income	(0.02)		-		-		-		-		(0.21)
Distributions from realized gains	-		-		-		-		-		-
Total dividends and distributions	(0.02)		-		-		-		-		(0.21)

Redemption Fees	-		-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 20.75		$ 16.38		$ 13.23		$ 11.83		$ 10.17		$ 10.28

Total Return*	26.78%		23.81%		11.83%		16.32%		(1.07)%		(18.39)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 163		$ 101		$ 38		$ 88		$ 57		$ 45
Ratio of net operating expenses to
average net assets (2)	1.53%	(4)	1.62%		1.85%		1.85%		1.83%		2.14%
Ratio of net investment income (loss) to
average net assets	(0.16)%	(4)	0.10%		(0.13)%		(0.81)%		(0.45)%		(0.68)%
Portfolio Turnover Rate	58%	(5)	73%		66%		109%		101%		82%

	Large Cap Growth Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 21.40		$ 17.84		$ 17.90		$ 14.04		$ 12.14		$ 17.07
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.03)		-		(0.03)		(0.24)		(0.22)		(0.17)
Net realized and unrealized gain (loss)	4.00		3.83		2.32		4.10		2.12		(4.74)
Total from investment operations	3.97		3.83		2.29		3.86		1.90		(4.91)
Dividends and Distributions:
Dividends from net investment income	(0.03)		-		-		-		-		(0.02)
Distributions from realized gains	(0.78)		(0.27)		(2.35)		-		-		-
Total dividends and distributions	(0.81)		(0.27)		(2.35)		-		-		(0.02)

Redemption Fees	-	**	-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 24.56		$ 21.40		$ 17.84		$ 17.90		$ 14.04		$ 12.14

Total Return*	18.69%		21.71%		14.50%		27.49%		15.65%		(28.70)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 1,772		$ 1,170		$ 186		$ 173		$ 1,085		$ 62
Ratio of net operating expenses to
average net assets (3)	1.65%	(4)	1.66%		1.98%		1.88%		2.04%		2.31%
Ratio of net investment income (loss) to
average net assets	(0.30)%	(4)	(0.02)%		(0.19)%		(1.37)%		(1.56)%		(1.50)%
Portfolio Turnover Rate	13%	(5)	21%		16%		163%		151%		200%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Value Portfolio: 1.62% for the six months ended February 28, 2014; 1.71% for the year ended August 31, 2013; 1.98% for the year ended August 31, 2012; 2.02% for the year ended August 31, 2011; 1.96% for the year ended August 31, 2010; and 2.42% for the year ended August 31, 2009.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Growth Portfolio: 1.65% for the six months ended February 28, 2014; 1.66% for the year ended August 31, 2013; 1.98% for the year ended August 31, 2012; 1.89% for the year ended August 31, 2011; 2.07% for the year ended August 31, 2010; and 2.31% for the year ended August 31, 2009.

(4) Annualized for periods less than one year.
(5) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,	August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013	2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 12.91		$ 9.94	$ 9.10		$ 7.56		$ 7.44		$ 8.96
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.06)		(0.05)	(0.04)		(0.10)		(0.08)		(0.06)
Net realized and unrealized gain (loss)	2.61		3.02	0.88		1.64		0.20		(1.46)
Total from investment operations	2.55		2.97	0.84		1.54		0.12		(1.52)
Dividends and Distributions:
Dividends from net investment income	-		-	-		-		-		-
Distributions from realized gains	(1.49)		-	-		-		-		-
Total dividends and distributions	(1.49)		-	-		-		-		-

Redemption Fees	-		-	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 13.97		$ 12.91	$ 9.94		$ 9.10		$ 7.56		$ 7.44

Total Return*	20.66%		29.88%	9.23%		20.37%		1.61%		(16.96)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 3,590		$ 3,106	$ 2,664		$ 2,670		$ 2,173		$ 2,325
Ratio of net operating expenses to
average net assets (2)	1.88%	(4)	2.04%	2.34%		2.24%		2.57%		2.75%
Ratio of net investment income (loss) to
average net assets	(0.92)%	(4)	(0.45)%	(0.42)%		(0.99)%		(1.03)%		(0.94)%
Portfolio Turnover Rate	21%	(5)	57%	60%		93%		124%		88%

	Small Cap Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,	August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013	2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 9.70		$ 8.07	$ 7.66		$ 6.72		$ 6.21		$ 8.96
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.03)		(0.05)	(0.05)		(0.04)		(0.04)		(0.01)
Net realized and unrealized gain (loss)	1.48		1.68	0.82		0.98		0.55		(1.88)
Total from investment operations	1.45		1.63	0.77		0.94		0.51		(1.89)
Dividends and Distributions:
Dividends from net investment income	-		-	-		-		-		-
Distributions from realized gains	(1.50)		-	(0.36)		-		-		(0.86)
Total dividends and distributions	(1.50)		-	(0.36)		-		-		(0.86)

Redemption Fees	-		-	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.65		$ 9.70	$ 8.07		$ 7.66		$ 6.72		$ 6.21

Total Return*	15.63%		20.20%	10.36%		13.99%		8.21%		(19.45)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 33		$ 36	$ 9		$ 29		$ 15		$ 5
Ratio of net operating expenses to
average net assets (3)	1.75%	(4)	1.97%	2.11%		2.13%		2.12%		2.66%
Ratio of net investment income (loss) to
average net assets adjusted for REIT income	(0.67)%	(4)	(0.52)%	(0.69)		(0.50)%		(0.58)%		(0.20)%
Portfolio Turnover Rate	16%	(5)	50%	39%		31%		64%		77%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Mid Capitalization Portfolio: 1.88% for the six months ended February 28, 2014; 2.04% for the year ended August 31, 2013; 2.35% for the year ended August 31, 2012; 2.24% for the year ended August 31, 2011; 2.58% for the year ended August 31, 2010; and 2.76% for the year ended August 31, 2009.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Small Cap Portfolio: 1.75% for the six months ended February 28, 2014; 1.97% for the year ended August 31, 2013; 2.11% for the year ended August 31, 2012; 2.14% for the year ended August 31, 2011; 2.12% for the year ended August 31, 2010; and 2.68% for the year ended August 31, 2009.

(4) Annualized for periods less than one year.
(5) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 10.45		$ 9.13		$ 10.04		$ 9.64		$ 9.60		$ 12.22
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.06)		-	**	0.05		0.05		0.08		0.01
Net realized and unrealized gain (loss)	1.12		1.42		(0.85)		0.41		0.07		(2.49)
Total from investment operations	1.06		1.42		(0.80)		0.46		0.15		(2.48)
Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.10)		(0.11)		(0.06)		(0.11)		(0.14)
Distributions from realized gains	-		-		-		-		-		-
Total dividends and distributions	(0.14)		(0.10)		(0.11)		(0.06)		(0.11)		(0.14)

Redemption Fees	-		-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 11.37		$ 10.45		$ 9.13		$ 10.04		$ 9.64		$ 9.60

Total Return*	10.79%		15.63%		(7.98)%		4.75%		1.49%		(20.01)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 24		$ 28		$ 8		$ 27		$ 22		$ 17
Ratio of net operating expenses to
average net assets (2)	3.04%	(5)	3.30%		2.95%		3.11%		2.65%		2.34%
Ratio of net investment income (loss) to
average net assets	(1.15)%	(5)	0.02%		0.53%		0.47%		0.78%		0.07%
Portfolio Turnover Rate	57%	(6)	122%		50%		43%		160%		52%

	Health & Biotechnology Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 25.12		$ 20.12		$ 18.32		$ 14.60		$ 13.92		$ 14.10
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.06)		(0.12)		(0.12)		(0.14)		(0.19)		(0.18)
Net realized and unrealized gain (loss)	5.05		5.12		1.92		3.86		0.87		-
Total from investment operations	4.99		5.00		1.80		3.72		0.68		(0.18)
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-		-
Distributions from realized gains	(1.58)		-		-		-		-		-
Total dividends and distributions	(1.58)		-		-		-		-		-

Redemption Fees	-	**	-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 28.53		$ 25.12		$ 20.12		$ 18.32		$ 14.60		$ 13.92

Total Return*	20.34%		24.85%		9.83%		25.48%		4.88%		(1.28)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 7,627		$ 6,577		$ 5,757		$ 5,435		$ 4,833		$ 5,309
Ratio of net operating expenses to
average net assets (3)	2.33%	(5)	2.60%		2.66%		2.73%		2.79%		2.95%	(4)
Ratio of net investment income (loss) to
average net assets	(0.41)%	(5)	(0.53)%		(0.62)%		(0.82)%		(1.25)%		(1.52)%
Portfolio Turnover Rate	5%	(6)	6%		18%		8%		14%		27%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the International Equity Portfolio: 3.04% for the six months ended February 28, 2014; 3.49% for the year ended August 31, 2013;  2.97% for the year ended August 31, 2012; 3.14% for the year ended August 31, 2011; 2.69% for the year ended August 31, 2010; and 2.43% for the year ended August 31, 2009.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 2.34% for the six months ended February 28, 2014; 2.60% for the year ended August 31, 2013; 2.67% for the year ended August 31, 2012; 2.74%  for the year ended August 31, 2011; 2.81% for the year ended August 31, 2010; and 2.95% for the year ended August 31, 2009.

(4) During the year ended August 31, 2009 the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.94% for the Health & Biotechnology Portfolio.

(5) Annualized for periods less than one year.
(6) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 15.63		$ 13.88		$ 12.61		$ 10.34		$ 7.80		$ 8.88
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.08)		(0.11)		(0.19)		(0.31)		(0.26)		(0.18)
Net realized and unrealized gain (loss)	3.19		1.96		2.06		2.58		2.80		(0.90)
Total from investment operations	3.11		1.85		1.87		2.27		2.54		(1.08)
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-		-
Distributions from realized gains	(0.88)		(0.10)		(0.60)		-		-		-
Total dividends and distributions	(0.88)		(0.10)		(0.60)		-		-		-

Redemption Fees	-	**	-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 17.86		$ 15.63		$ 13.88		$ 12.61		$ 10.34		$ 7.80

Total Return*	20.33%		13.40%		15.77%		21.95%		32.56%		(12.16)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 21,290		$ 22,680		$ 24,173		$ 30,920		$ 12,405		$ 5,736
Ratio of net operating expenses to
average net assets (2)	2.24%	(6)	2.28%		2.58%		2.66%	(3)	3.10%		3.19%
Ratio of net investment income (loss) to
average net assets	(0.99)%	(6)	(0.75)%		(1.48)%		(2.20)%		(2.77)%		(2.72)%
Portfolio Turnover Rate	14%	(7)	33%		25%		603%		334%		279%

	Energy & Basic Materials Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 14.78		$ 12.84		$ 13.75		$ 10.68		$ 10.17		$ 26.81
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.09)		(0.18)		(0.13)		(0.31)		(0.26)		(0.16)
Net realized and unrealized gain (loss)	1.57		2.12		(0.78)		3.38		0.77		(10.95)
Total from investment operations	1.48		1.94		(0.91)		3.07		0.51		(11.11)
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-		-
Distributions from realized gains	-		-		-		-		-		(5.53)
Total dividends and distributions	-		-		-		-		-		(5.53)

Redemption Fees	-	**	-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 16.26		$ 14.78		$ 12.84		$ 13.75		$ 10.68		$ 10.17

Total Return*	10.01%		15.11%		(6.62)%		28.75%		5.01%		(35.29)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 1,171		$ 1,179		$ 1,141		$ 1,802		$ 1,840		$ 2,024
Ratio of net operating expenses to
average net assets (4)	2.97%	(6)	3.40%		3.21%		3.06%	(5)	3.04%		3.15%
Ratio of net investment income (loss) to
average net assets	(1.18)%	(6)	(1.33)%		(0.91)%		(2.12)%		(2.16)%		(1.44)%
Portfolio Turnover Rate	18%	(7)	30%		46%		56%		65%		130%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 2.26% for the six months ended February 28, 2014; 2.30% for the year ended August 31, 2013; 2.60% for the year ended August 31, 2012; 2.67% for the year ended August 31, 2011; 3.13% for the year ended August 31, 2010; and 3.74% for the year ended August 31, 2009.

(3) During the year ended August 31, 2011, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 2.59% for the year ending August 31, 2011.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 2.98% for the six months ended February 28, 2014; 3.43% for the year ended August 31, 2013; 3.23% for the year ended August 31, 2012; 3.08% for the year ended August 31, 2011; 3.04% for the year ended August 31, 2010; and 3.37% for the year ended August 31, 2009.

(5) During the years ended August 31, 2011, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 2.93% for the year ending August 31, 2011.

(6) Annualized for periods less than one year.
(7) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,	August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013	2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 7.29		$ 5.90	$ 5.41		$ 5.41		$ 6.16		$ 8.35
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.08)		(0.09)	(0.06)		(0.11)		(0.14)		(0.04)
Net realized and unrealized gain (loss)	0.80		1.48	0.55		0.11		(0.61)		(2.15)
Total from investment operations	0.72		1.39	0.49		-		(0.75)		(2.19)
Dividends and Distributions:
Dividends from net investment income	-		-	-		-		-		-
Distributions from realized gains	-		-	-		-		-		-
Total dividends and distributions	-		-	-		-		-		-

Redemption Fees	-		-	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 8.01		$ 7.29	$ 5.90		$ 5.41		$ 5.41		$ 6.16

Total Return*	9.88%		23.56%	9.06%		0.00%		(12.18)%		(26.23)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 161		$ 162	$ 161		$ 219		$ 214		$ 346
Ratio of net operating expenses to
average net assets (2)	3.40%	(4)	3.40%	3.39%		3.39%		3.39%		3.14%
Ratio of net investment income (loss) to
average net assets	(1.69)%	(4)	(1.28)%	(1.05)%		(1.84)%		(2.27)%		(0.80)%
Portfolio Turnover Rate	8%	(5)	19%	33%		56%		104%		92%

	Investment Quality Bond Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,	August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013	2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 9.80		$ 10.23	$ 10.25		$ 10.54		$ 10.16		$ 9.90
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.04		0.09	0.14		0.22		0.27		0.24
Net realized and unrealized gain (loss)	0.11		(0.29)	0.14		(0.11)		0.38		0.26
Total from investment operations	0.15		(0.20)	0.28		0.11		0.65		0.50
Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.09)	(0.14)		(0.22)		(0.27)		(0.24)
Distributions from realized gains	(0.07)		(0.14)	(0.16)		(0.18)		-		-
Total dividends and distributions	(0.11)		(0.23)	(0.30)		(0.40)		(0.27)		(0.24)

Redemption Fees	-		-	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.84		$ 9.80	$ 10.23		$ 10.25		$ 10.54		$ 10.16

Total Return*	1.52%		(2.01)%	2.33%		1.14%		6.46%		5.09%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 91		$ 140	$ 65		$ 103		$ 91		$ 54
Ratio of net operating expenses to
average net assets (3)	1.78%	(4)	1.86%	1.95%		1.92%		2.17%		2.09%
Ratio of net investment income (loss) to
average net assets	0.74%	(4)	0.87%	1.38%		2.18%		2.61%		2.39%
Portfolio Turnover Rate	25%	(5)	24%	43%		26%		31%		45%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed or reduced by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services Portfolio: 4.38% for the six months ended February 28, 2014; 6.05% for the year ended August 31, 2013; 4.41% for the year ended August 31, 2012; 4.61% for the year ended August 31, 2011; 4.23% for the year ended August 31, 2010; and 4.56% for the year ended August 31, 2009.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 1.78% for the six months ended February 28, 2014; 1.86% for the year ended August 31, 2013; 1.95% for the year ended August 31, 2012; 1.92% for the year ended August 31, 2011; 2.17% for the year ended August 31, 2010; and 2.09% for the year ended August 31, 2009.

(4) Annualized for periods less than one year.
(5) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 9.80		$ 10.18		$ 9.94		$ 10.06		$ 9.69		$ 9.94
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.02		0.05		0.04		0.08		0.15		0.21
Net realized and unrealized gain (loss)	0.20		(0.37)		0.24		(0.11)		0.37		(0.14)
Total from investment operations	0.22		(0.32)		0.28		(0.03)		0.52		0.07
Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.06)		(0.04)		(0.09)		(0.15)		(0.21)
Distributions from realized gains	(0.23)		-		-		-		-		(0.11)
Total dividends and distributions	(0.25)		(0.06)		(0.04)		(0.09)		(0.15)		(0.32)

Redemption Fees	-		-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.77		$ 9.80		$ 10.18		$ 9.94		$ 10.06		$ 9.69

Total Return*	2.32%		(3.18)%		2.83%		(0.32)%		5.47%		0.76%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 74		$ 143		$ 315		$ 260		$ 140		$ 44
Ratio of net operating expenses to
average net assets (2)	2.29%	(5)	2.27%		2.30%		2.00%		2.30%		2.21%
Ratio of net investment income (loss) to
average net assets	0.49%	(5)	0.54%		0.41%		0.84%		1.55%		2.05%
Portfolio Turnover Rate	21%	(6)	0%		13%		31%		17%		26%

	U.S. Government Money Market Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**
Net realized and unrealized gain (loss)	-		-		-		-		-		-
Total from investment operations	0.00		0.00	**	0.00	**	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**
Distributions from realized gains	-		-		-		-		-		-
Total dividends and distributions	(0.00)		(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**	(0.00)	**

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return*	0.01%		0.01%		0.01%		0.01%		0.01%		0.10%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 273		$ 133		$ 315		$ 129		$ 103		$ 82
Ratio of net operating expenses to
average net assets (3)	0.05%	(5)	0.11%		0.11%		0.13%		0.15%	(4)	0.55%	(4)
Ratio of net investment income (loss) to
average net assets	0.01%	(5)	0.01%		0.01%		0.01%		0.01%		0.05%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 3.24% for the six months ended February 28, 2014; 2.76% for the year ended August 31, 2013; 2.48% for the year ended August 31, 2012; 2.00% for the year ended August 31, 2011; 2.68% for the year ended August 31, 2010; and 2.32% for the year ended August 31, 2009.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 1.35% for the six months ended February 28, 2014; 1.38% for the year ended August 31, 2013; 1.48% for the year ended August 31, 2012; 1.38% for the year ended August 31, 2011; 1.89% for the year ended August 31, 2010; and 1.70% for the year ended August 31, 2009.

(4) The U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.  The ratio of net operating expenses to average daily net assets including these expenses was 0.55% for the year ended August 31, 2010 and 0.64% for the year ended August 31, 2009.

(5) Annualized for periods less than one year.
(6) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Global Enhanced Real Return Portfolio - Class A Shares
					Six Months
					Ended						February 1,
					February 28,		Year Ended		Year Ended		2011 (1) to
					2014		August 31,		August 31,		August 31,
					(Unaudited)		2013		2012		2011
Net Asset Value, Beginning of Period					$ 10.18		$ 10.43		$ 10.28		$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)					(0.05)		0.06		0.11		0.03
Net realized and unrealized gain (loss)					(0.13)		(0.12)		0.08		0.25
Total from investment operations					(0.18)		(0.06)		0.19		0.28
Dividends and Distributions:
Dividends from net investment income					(0.05)		(0.13)		(0.04)		-
Distributions from realized gains					(0.05)		(0.06)		-		-
Total dividends and distributions					(0.10)		(0.19)		(0.04)		-

Redemption Fees					-	**	-	**	-	**	-	**

Net Asset Value, End of Period					$ 9.90		$ 10.18		$ 10.43		$ 10.28

Total Return*					(1.78)%		(0.67)%		1.86%		2.80%	(7)
Ratios and Supplemental Data:
Net assets, end of period (000s)					$ 16,621		$ 19,805		$ 6,530		$ 317
Ratio of net operating expenses to
average net assets (4)					1.50%	(3)	1.50%		1.50%		1.50%	(3)
Ratio of net investment income (loss) to
average net assets					(0.93)%	(3)	0.57%		1.03%		0.56%	(3)
Portfolio Turnover Rate					233%	(7)	579%		373%		105%	(7)

	James Alpha Global Real Estate Investments Portfolio - Class A Shares
	Six Months
	Ended						January 1,				October 26,
	February 28,		Year Ended		Year Ended		2011 to		Year Ended		2009 (1) to
	2014		August 31,		August 31,		August 31,		December 31,		December 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 20.53		$ 21.86		$ 19.13		$ 20.54		$ 19.89		$ 18.55
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.50		0.59		0.64		0.18		0.50		0.12
Net realized and unrealized gain (loss)	0.41		0.61	(8)	3.10		(0.89)		2.98		1.32
Total from investment operations	0.91		1.20		3.74		(0.71)		3.48		1.44

Redemption Fees	-	**	-	**	-	**	-	**	-	**	-	**

Dividends and Distributions:
Dividends from net investment income	(0.05)		(1.17)		(0.23)		(0.70)		(1.20)		(0.10)
Distributions from realized gains	(0.55)		(1.36)		(0.78)		-		(1.63)		-
Total dividends and distributions	(0.60)		(2.53)		(1.01)		(0.70)		(2.83)		(0.10)

Net Asset Value, End of Period	$ 20.84		$ 20.53		$ 21.86		$ 19.13		$ 20.54		$ 19.89

Total Return*	9.43%		5.18%		23.38%		(3.72)%		18.08%		7.76%	(7)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 156,495		$ 111,715		$ 20,950		$ 12,155		$ 3,319		$ 821
Ratio of net operating expenses to
average net assets	2.44%	(3)	2.75%	(6)	2.71%	(6)	2.75%	(3,5)	2.75%	(5)	2.75%	(3,5)
Ratio of net investment income (loss) to
average net assets	5.22%	(3)	3.30%		3.28%		1.56%	(3)	2.44%		5.20%	(3)
Portfolio Turnover Rate	94%	(7)	208%		519%		284%	(7)	848%		206%	(7)
(1) Commencement of offering.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Armored Wolf, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Enhanced Real Return Portfolio: 2.38% for the six months ended February 28, 2014; 2.32% for the year ended August 31, 2013; 2.68% for the year ended August 31, 2012; and 3.90% for the period ended August 31, 2011.

(5) Before the application of any fees waived or reimbursed by Ascent Investment Advisors, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Real Estate Investments Portfolio: 7.18% for the period ended August 31, 2011; 24.90% for the year ended December 31, 2010; and 321.65% for the period ended December 31, 2009.

(6) During the six moths ended February 28, 2014, the year ended August 31, 2013 and the year ended August 31, 2012 Ascent Investment Advisors, LLC, recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.05%, 2.09% and 2.55%, respectively.

(7) Not annualized

(8) Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the  Statements of Operations for the year ended August 31, 2013, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 14.58		$ 11.86		$ 10.68		$ 9.24		$ 9.39		$ 11.89
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.08)		(0.08)		(0.09)		(0.16)		(0.11)		(0.10)
Net realized and unrealized gain (loss)	3.93		2.80		1.27		1.60		(0.04)		(2.21)
Total from investment operations	3.85		2.72		1.18		1.44		(0.15)		(2.31)
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-		(0.19)
Distributions from realized gains	-		-		-		-		-		-
Total dividends and distributions	-		-		-		-		-		(0.19)

Redemption Fees	-		-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 18.43		$ 14.58		$ 11.86		$ 10.68		$ 9.24		$ 9.39

Total Return*	26.41%		22.93%		11.05%		15.58%		(1.60)%		(18.91)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 894		$ 721		$ 753		$ 731		$ 646		$ 746
Ratio of net operating expenses to
average net assets (2)	2.14%	(4)	2.26%		2.45%		2.43%		2.44%		2.73%
Ratio of net investment income (loss) to
average net assets	(0.91)%	(4)	(0.56)%		(0.78)%		(1.39)%		(1.06)%		(1.26)%
Portfolio Turnover Rate	58%	(5)	73%		66%		109%		101%		82%

	Large Cap Growth Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 18.75		$ 15.75		$ 16.17		$ 12.76		$ 11.10		$ 15.66
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.09)		(0.11)		(0.12)		(0.28)		(0.26)		(0.22)
Net realized and unrealized gain (loss)	3.50		3.38		2.05		3.69		1.92		(4.34)
Total from investment operations	3.41		3.27		1.93		3.41		1.66		(4.56)
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-		-
Distributions from realized gains	(0.78)		(0.27)		(2.35)		-		-		-
Total dividends and distributions	(0.78)		(0.27)		(2.35)		-		-		-

Redemption Fees	-		-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 21.38		$ 18.75		$ 15.75		$ 16.17		$ 12.76		$ 11.10

Total Return*	18.32%		21.03%		13.76%		26.72%		14.95%		(29.12)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 2,147		$ 1,452		$ 1,259		$ 1,190		$ 936		$ 1,159
Ratio of net operating expenses to
average net assets (3)	2.25%	(4)	2.34%		2.58%		2.51%		2.58%		2.92%
Ratio of net investment income (loss) to
average net assets	(0.92)%	(4)	(0.65)%		(0.80)%		(1.72)%		(2.05)%		(2.13)%
Portfolio Turnover Rate	13%	(5)	21%		16%		163%		151%		200%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Value Portfolio: 2.23% for the six months ended February 28, 2014; 2.35% for the year ended August 31, 2013; 2.56% for the year ended August 31, 2012; 2.60% for the year ended August 31, 2011; 2.57% for the year ended August 31, 2010; and 3.01% for the year ended August 31, 2009.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Growth Portfolio: 2.25% for the six months ended February 28, 2014; 2.35% for the year ended August 31, 2013; 2.58% for the year ended August 31, 2012; 2.52% for the year ended August 31, 2011; 2.61% for the year ended August 31, 2010; and 2.92% for the year ended August 31, 2009.

(4) Annualized for periods less than one year.
(5) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,	August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013	2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 11.84		$ 9.17	$ 8.44		$ 7.06		$ 6.98		$ 8.47
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.09)		(0.11)	(0.09)		(0.14)		(0.12)		(0.09)
Net realized and unrealized gain (loss)	2.37		2.78	0.82		1.52		0.20		(1.40)
Total from investment operations	2.28		2.67	0.73		1.38		0.08		(1.49)
Dividends and Distributions:
Dividends from net investment income	-		-	-		-		-		-
Distributions from realized gains	(1.49)		-	-		-		-		-
Total dividends and distributions	(1.49)		-	-		-		-		-

Redemption Fees	-		-	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 12.63		$ 11.84	$ 9.17		$ 8.44		$ 7.06		$ 6.98

Total Return*	20.23%		29.12%	8.65%		19.55%		1.15%		(17.59)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 403		$ 353	$ 395		$ 337		$ 267		$ 312
Ratio of net operating expenses to
average net assets (2)	2.48%	(4)	2.66%	2.95%		2.84%		3.17%		3.33%
Ratio of net investment income (loss) to
average net assets	(1.51)%	(4)	(1.00)%	(1.01)%		(1.59)%		(1.64)%		(1.51)%
Portfolio Turnover Rate	21%	(5)	57%	60%		93%		124%		88%

	Small Cap Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,	August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013	2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 7.44		$ 6.25	$ 6.05		$ 5.34		$ 4.96		$ 7.46
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.05)		(0.08)	(0.08)		(0.07)		(0.07)		(0.04)
Net realized and unrealized gain (loss)	1.12		1.27	0.64		0.78		0.45		(1.60)
Total from investment operations	1.07		1.19	0.56		0.71		0.38		(1.64)
Dividends and Distributions:
Dividends from net investment income	-		-	-		-		-		-
Distributions from realized gains	(1.50)		-	(0.36)		-		-		(0.86)
Total dividends and distributions	(1.50)		-	(0.36)		-		-		(0.86)

Redemption Fees	-		-	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 7.01		$ 7.44	$ 6.25		$ 6.05		$ 5.34		$ 4.96

Total Return*	15.23%		19.04%	9.61%		13.30%		7.66%		(20.09)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 387		$ 339	$ 357		$ 484		$ 425		$ 334
Ratio of net operating expenses to
average net assets (3)	2.36%	(4)	2.60%	2.72%		2.71%		2.72%		3.24%
Ratio of net investment income (loss) to
average net assets adjusted for REIT income	(1.27)%	(4)	(1.14)%	(1.35)%		(1.06)%		(1.18)%		(0.97)%
Portfolio Turnover Rate	16%	(5)	50%	39%		31%		64%		77%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Mid Capitalization Portfolio: 2.48% for the six months ended February 28, 2014; 2.66% for the year ended August 31, 2013; 2.95% for the year ended August 31, 2012; 2.85% for the year ended August 31, 2011; 3.18% for the year ended August 31, 2010; and 3.34% for the year ended August 31, 2009.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Small Cap Portfolio: 2.36% for the six months ended February 28, 2014; 2.60% for the year 2013; 2.72% for the year ended August 31, 2012; 2.71% for the year ended August 31, 2011; 2.72% for the year ended August 31, 2010; and 3.26% for the year ended August 31, 2009.

(4) Annualized for periods less than one year.
(5) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 9.61		$ 8.38		$ 9.21		$ 8.85		$ 8.82		$ 11.33
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.09)		(0.06)		0.02		0.00	**	0.00	**	0.05
Net realized and unrealized gain (loss)	1.15		1.29		(0.82)		0.37		0.08		(2.41)
Total from investment operations	1.06		1.23		(0.80)		0.37		0.08		(2.36)
Dividends and Distributions:
Dividends from net investment income	(0.20)		-		(0.03)		(0.01)		(0.05)		(0.15)
Distributions from realized gains	-		-		-		-		-		-
Total dividends and distributions	(0.20)		-		(0.03)		(0.01)		(0.05)		(0.15)

Redemption Fees	-		-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 10.47		$ 9.61		$ 8.38		$ 9.21		$ 8.85		$ 8.82

Total Return*	10.48%		14.68%		(8.66)%		4.17%		0.91%		(20.54)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 156		$ 138		$ 146		$ 285		$ 303		$ 290
Ratio of net operating expenses to
average net assets (2)	3.63%	(5)	3.89%		3.64%		3.60%		3.25%		2.96%
Ratio of net investment income (loss) to
average net assets	(1.74)%	(5)	(0.67)%		0.26%		0.02%		0.03%		0.63%
Portfolio Turnover Rate	57%	(6)	122%		50%		43%		160%		52%

	Health & Biotechnology Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 23.09		$ 18.60		$ 17.04		$ 13.67		$ 13.10		$ 13.34
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.12)		(0.24)		(0.22)		(0.23)		(0.27)		(0.24)
Net realized and unrealized gain (loss)	4.62		4.73		1.78		3.60		0.84		-
Total from investment operations	4.50		4.49		1.56		3.37		0.57		(0.24)
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-		-
Distributions from realized gains	(1.58)		-		-		-		-		-
Total dividends and distributions	(1.58)		-		-		-		-		-

Redemption Fees	-	**	-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 26.01		$ 23.09		$ 18.60		$ 17.04		$ 13.67		$ 13.10

Total Return*	20.00%		24.14%		9.15%		24.65%		4.35%		(1.80)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 2,162		$ 1,906		$ 1,773		$ 1,818		$ 1,666		$ 1,977
Ratio of net operating expenses to
average net assets (3)	2.93%	(5)	3.20%		3.26%		3.33%		3.39%		3.54%	(4)
Ratio of net investment income (loss) to
average net assets	(1.00)%	(5)	(1.13)%		(1.24)%		(1.43)%		(1.88)%		(2.12)%
Portfolio Turnover Rate	5%	(6)	6%		18%		8%		14%		27%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the International Equity Portfolio: 3.63% for the six months ended February 28, 2014; 4.08% for the year ended August 31, 2013; 3.65% for the year ended August 31, 2012; 3.62% for the year ended August 31, 2011; 3.29% for the year ended August 31, 2010; and 3.05% for the year ended August 31, 2009.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 2.94% for the six months ended February 28, 2014; 3.20% for the year ended August 31, 2013; 3.27% for the year ended August 31, 2012; 3.34% for the year ended August 31, 2011; 3.41% for the year ended August 31, 2010; and 3.55% for the year ended August 31, 2009.

(4) During the year ended August 31, 2009 the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 3.54% for the Health & Biotechnology Portfolio.

(5) Annualized for periods less than one year.
(6) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 14.14		$ 12.65		$ 11.60		$ 9.57		$ 7.26		$ 8.32
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.12)		(0.18)		(0.25)		(0.37)		(0.29)		(0.20)
Net realized and unrealized gain (loss)	2.88		1.77		1.90		2.40		2.60		(0.86)
Total from investment operations	2.76		1.59		1.65		2.03		2.31		(1.06)
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-		-
Distributions from realized gains	(0.88)		(0.10)		(0.60)		-		-		-
Total dividends and distributions	(0.88)		(0.10)		(0.60)		-		-		-

Redemption Fees	-	**	-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 16.02		$ 14.14		$ 12.65		$ 11.60		$ 9.57		$ 7.26

Total Return*	19.98%		12.64%		15.22%		21.21%		31.82%		(12.74)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 6,883		$ 5,881		$ 6,119		$ 5,974		$ 868		$ 460
Ratio of net operating expenses to
average net assets (2)	2.84%	(6)	2.90%		3.19%		3.27%	(3)	3.68%		3.79%
Ratio of net investment income (loss) to
average net assets	(1.58)%	(6)	(1.35)%		(2.06)%		(2.81)%		(3.35)%		(3.32)%
Portfolio Turnover Rate	14%	(7)	33%		25%		603%		334%		279%

	Energy & Basic Materials Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 12.52		$ 10.94		$ 11.79		$ 9.21		$ 8.82		$ 24.77
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.11)		(0.23)		(0.18)		(0.35)		(0.28)		(0.21)
Net realized and unrealized gain (loss)	1.32		1.81		(0.67)		2.93		0.67		(10.24)
Total from investment operations	1.21		1.58		(0.85)		2.58		0.39		(10.45)
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-		-
Distributions from realized gains	-		-		-		-		-		(5.50)
Total dividends and distributions	-		-		-		-		-		(5.50)

Redemption Fees	-	**	-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 13.73		$ 12.52		$ 10.94		$ 11.79		$ 9.21		$ 8.82

Total Return*	9.66%		14.44%		(7.21)%		28.01%		4.42%		(35.69)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 236		$ 240		$ 233		$ 255		$ 186		$ 172
Ratio of net operating expenses to
average net assets (4)	3.57%	(6)	4.00%		3.84%		3.69%	(5)	3.64%		3.83%
Ratio of net investment income (loss) to
average net assets	(1.75)%	(6)	(1.93)%		(1.55)%		(2.72)%		(2.77)%		(2.22)%
Portfolio Turnover Rate	18%	(7)	30%		46%		56%		65%		130%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 2.86% for the six months ended February 28, 2014; 2.91% for the year ended August 31, 2013: 3.20% for the year ended August 31, 2012; 3.27% for the year ended August 31, 2011; 3.71% during the year ended August 31, 2010; and 4.34% for the year ended August 31, 2009.

(3) During the year ended August 31, 2011 the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 3.18% for the year ending August 31, 2011 for the Technology & Communications Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 3.58% for the six months ended February 28, 2014; 4.03% for the year  ended August 31, 2013; 3.85% for the year ended August 31, 2012; 3.70% for the year ended August 31, 2011; 3.64% during the year ended August 31, 2010; and 4.02% for the year ended August 31, 2009.

(5) During the years ended August 31, 2011, the Manager recaptured previously waived/reimbursed expenses.  The ratio of expenses to average net assets excluding the effect of any recapture was 3.55% for the year ending August 31, 2011 for the Energy & Basic Materials Portfolio.

(6) Annualized for periods less than one year.
(7) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 6.62		$ 5.39		$ 4.97		$ 5.00		$ 5.73		$ 7.81
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.08)		(0.12)		(0.08)		(0.14)		(0.16)		(0.07)
Net realized and unrealized gain (loss)	0.71		1.35		0.50		0.11		(0.57)		(2.01)
Total from investment operations	0.63		1.23		0.42		(0.03)		(0.73)		(2.08)
Dividends and Distributions:
Dividends from net investment income	-		-		-		-		-		-
Distributions from realized gains	-		-		-		-		-		-
Total dividends and distributions	-		-		-		-		-		-

Redemption Fees	-		-		-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 7.25		$ 6.62		$ 5.39		$ 4.97		$ 5.00		$ 5.73

Total Return*	9.52%		22.82%		8.45%		(0.60)%		(12.74)%		(26.63)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 40		$ 34		$ 26		$ 30		$ 29		$ 35
Ratio of net operating expenses to
average net assets (2)	4.00%	(5)	4.00%		3.99%		3.99%		3.99%		3.75%
Ratio of net investment income (loss) to
average net assets	(2.31)%	(5)	(1.90)%		(1.64)%		(2.45)%		(2.86)%		(1.47)%
Portfolio Turnover Rate	8%	(6)	19%		33%		56%		104%		92%

	Investment Quality Bond Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 9.81		$ 10.24		$ 10.26		$ 10.54		$ 10.16		$ 9.91
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01		0.03		0.08		0.16		0.21		0.18
Net realized and unrealized gain (loss)	0.10		(0.29)		0.14		(0.10)		0.38		0.25
Total from investment operations	0.11		(0.26)		0.22		0.06		0.59		0.43
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.03)		(0.08)		(0.16)		(0.21)		(0.18)
Distributions from realized gains	(0.07)		(0.14)		(0.16)		(0.18)		-		-
Total dividends and distributions	(0.08)		(0.17)		(0.24)		(0.34)		(0.21)		(0.18)

Redemption Fees	-		-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.84		$ 9.81		$ 10.24		$ 10.26		$ 10.54		$ 10.16

Total Return*	1.14%		(2.54)%		2.16%		0.64%		5.82%		4.37%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 314		$ 315		$ 436		$ 558		$ 559		$ 692
Ratio of net operating expenses to
average net assets (3)	2.32%	(5)	2.44%		2.56%		2.51%		2.75%		2.69%
Ratio of net investment income (loss) to
average net assets	0.20%	(5)	0.29%		0.75%		1.58%		1.99%		1.80%
Portfolio Turnover Rate	25%	(6)	24%		43%		26%		31%		45%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services  Portfolio: 4.99% for the six months ended February 28, 2014; 6.80% for the year ended August 31, 2013; 5.01% for the year ended August 31, 2012; 5.19% for the year ended August 31, 2011; 4.84% for the year ended August 31, 2010; and 5.16% for the year ended August 31, 2009.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 2.39% for the six months ended February 28, 2014; 2.44% for the year ended August 31, 2013; 2.56% for the year ended August 31, 2012; 2.51% for the year ended August 31, 2011; 2.72% for the year ended August 31, 2010; and 2.69% for the year ended August 31, 2009.

(4) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.36% for the same period for the Investment Quality Bond Portfolio.

(5) Annualized for periods less than one year.
(6) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 9.82		$ 10.20		$ 9.96		$ 10.08		$ 9.71		$ 9.95
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01		0.01		0.04		0.04		0.10		0.15
Net realized and unrealized gain (loss)	0.19		(0.38)		0.23		(0.12)		0.37		(0.13)
Total from investment operations	0.20		(0.37)		0.27		(0.08)		0.47		0.02
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.01)		(0.03)		(0.04)		(0.10)		(0.15)
Distributions from realized gains	(0.23)		-		-		-		-		(0.11)
Total dividends and distributions	(0.24)		(0.01)		(0.03)		(0.04)		(0.10)		(0.26)

Redemption Fees	-	**	-	**	-	**	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.78		$ 9.82		$ 10.20		$ 9.96		$ 10.08		$ 9.71

Total Return*	2.02%		(3.64)%		2.76%		(0.75)%		4.83%		0.24%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 179		$ 175		$ 182		$ 349		$ 364		$ 414
Ratio of net operating expenses to
average net assets (2)	2.67%	(5)	2.75%		2.25%		2.45%		2.90%		2.75%
Ratio of net investment income (loss) to
average net assets	0.11%	(5)	0.10%		0.44%		0.44%		0.98%		1.54%
Portfolio Turnover Rate	21%	(6)	0%		13%		31%		17%		26%

	U.S. Government Money Market Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2014		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**
Net realized and unrealized gain (loss)	-		-		-		-		-		-
Total from investment operations	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	-	**	(0.00)	**	0.00	**	(0.00)	**	(0.00)	**	(0.00)	**
Distributions from realized gains	-		-		-		-		-		-
Total dividends and distributions	-	**	(0.00)	**	0.00	**	(0.00)	**	(0.00)	**	(0.00)	**

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return*	0.01%		0.01%		0.01%		0.01%		0.01%		0.10%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$ 260		$ 259		$ 302		$ 323		$ 371		$ 472
Ratio of net operating expenses to
average net assets (3)	0.05%	(5)	0.12%		0.12%		0.14%		0.15%	(4)	0.65%	(4)
Ratio of net investment income (loss) to
average net assets	0.01%	(5)	0.01%		0.01%		0.01%		0.01%		0.08%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio:3.82% for the six months ended February 28, 2014;  3.48% for the year ended August 31, 2013; 3.02% for the year ended August 31, 2012; 2.61% for the year ended August 31, 2011; 3.26% during the year ended August 31, 2010; and 2.93% for the year ended August 31, 2009.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 1.92% for the six months ended February 28, 2014; 1.99% for the year ended August 31, 2013; 2.08% for the year ended August 31, 2012; 1.99% for the year ended August 31, 2011; 2.48% for the year ended August 31, 2010; and 2.32% for the year ended August 31, 2009.

(4) The U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.  The ratio of net operating expenses to average daily net assets including these expenses was 1.13% during the year ended August 31, 2010 and 0.74% during the year ended August 31, 2009.

(5) Annualized for periods less than one year.
(6) Not annualized.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Global Enhanced Real Return Portfolio - Class C Shares
	Six Months
	Ended				January 5,
	February 28,		Year Ended		2012 (1) to
	2014		August 31,		August 31,
	(Unaudited)		2013		2012
Net Asset Value, Beginning of Period	$ 10.07		$ 10.38		$ 10.25
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.09)		(0.02)		0.03
Net realized and unrealized gain (loss)	(0.13)		(0.13)		0.10
Total from investment operations	(0.22)		(0.15)		0.13
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.10)		-
Distributions from realized gains	(0.05)		(0.06)		-
Total dividends and distributions	(0.06)		(0.16)		-

Redemption Fees	-	**	-	**	-	**

Net Asset Value, End of Period	$ 9.79		$ 10.07		$ 10.38

Total Return*	(2.14)%		(1.46)%		1.25%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 3,607		$ 2,859		$ 581
Ratio of net operating expenses to
average net assets (4)	2.25%	(3)	2.25%		2.25%	(3)
Ratio of net investment income (loss) to
average net assets	(1.73)%	(3)	(0.18)%		0.42%	(3)
Portfolio Turnover Rate	233%	(6)	579%		373%	(6)

	James Alpha Global Real Estate Investments Portfolio - Class C Shares
	Six Months
	Ended				January 5,
	February 28,		Year Ended		2012 (1) to
	2014		August 31,		August 31,
	(Unaudited)		2013		2012
Net Asset Value, Beginning of Period	$ 20.54		$ 21.83		$ 18.31
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.48		0.55		0.70
Net realized and unrealized gain (loss)	0.45		0.58	(7)	3.50
Total from investment operations	0.93		1.13		4.20

Redemption fees	-		-		-

Dividends and Distributions:
Dividends from net investment income	(0.02)		(1.06)		(0.20)
Distributions from realized gains	(0.55)		(1.36)		(0.48)
Total dividends and distributions	(0.57)		(2.42)		(0.68)

Redemption Fees	-	**	-	**	-	**

Net Asset Value, End of Period	$ 20.90		$ 20.54		$ 21.83

Total Return*	9.23%		4.85%		22.33%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 47,839		$ 33,541		$ 3,314
Ratio of net operating expenses to
average net assets	2.67%	(3)(8)	2.98%	(5)	2.94%	(3)
Ratio of net investment income (loss) to
average net assets	4.55%	(3)	2.59%		5.11%	(3)
Portfolio Turnover Rate	94%	(6)	208%		519%	(6)
(1) Commencement of offering.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Armored Wolf, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Enhanced Real Return Portfolio: 3.13% for the six months ended February 28, 2014; 3.06% for the year ended August 31, 2013; 3.49% for the period ended August 31, 2012.

(5) During the year ended August 31, 2013 and the year ended August 31, 2012 Ascent Investment Advisors, LLC, recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.85% and 2.33% respectively.

(6) Not annualized

(7) Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the  Statements of Operations for the year ended August 31, 2013, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(8) Before the application of any fees waived or reimbursed by Ascent Investment Advisors, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Real Estate Portfolio: 2.80% for the six months ended February 28, 2014.

* Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2013 through February 28, 2014.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

Beginning Account Value – 9/1/2013		Ending Account Value – 2/28/2014	Expense Paid 9/1/2013-2/28/2014*	Expense Ratio [Annualized]
Actual Expenses – Table 1:
Large Capitalization Value – Class I	$1,000.00	$1,269.80	$6.42	1.14%
Large Capitalization Value – Class A	1,000.00	1,267.80	8.60	1.53%
Large Capitalization Value – Class C	1,000.00	1,264.10	12.01	2.14%
Large Capitalization Growth – Class I	1,000.00	1,189.50	6.79	1.25%
Large Capitalization Growth – Class A	1,000.00	1,186.90	8.95	1.65%
Large Capitalization Growth – Class C	1,000.00	1,183.20	12.18	2.25%
Mid Capitalization – Class I	1,000.00	1,208.90	8.11	1.48%
Mid Capitalization – Class A	1,000.00	1,206.60	10.29	1.88%
Mid Capitalization – Class C	1,000.00	1,202.30	13.54	2.48%
Small Capitalization – Class I	1,000.00	1,159.30	6.69	1.25%
Small Capitalization – Class A	1,000.00	1,156.30	8.82	1.65%
Small Capitalization – Class C	1,000.00	1,152.30	12.01	2.25%
International Equity – Class I	1,000.00	1,110.30	13.76	2.63%
International Equity – Class A	1,000.00	1,107.90	15.89	3.04%
International Equity – Class C	1,000.00	1,104.80	18.94	3.63%
Health & Biotechnology – Class I	1,000.00	1,205.80	10.50	1.92%
Health & Biotechnology – Class A	1,000.00	1,203.40	12.73	2.33%
Health & Biotechnology – Class C	1,000.00	1,200.00	15.98	2.93%
Technology & Communications – Class I	1,000.00	1,206.00	10.06	1.84%
Technology & Communications – Class A	1,000.00	1,203.30	12.24	2.24%
Technology & Communications – Class C	1,000.00	1,199.80	15.49	2.84%
Energy & Basic Materials – Class I	1,000.00	1,103.00	13.45	2.58%
Energy & Basic Materials – Class A	1,000.00	1,100.10	15.47	2.97%
Energy & Basic Materials – Class C	1,000.00	1,096.60	18.56	3.57%
Financial Services – Class I	1,000.00	1,099.30	15.62	3.00%
Financial Services – Class A	1,000.00	1,098.80	17.69	3.40%
Financial Services – Class C	1,000.00	1,095.20	20.78	4.00%
Investment Quality Bond – Class I	1,000.00	1,017.00	6.95	1.39%
Investment Quality Bond – Class A	1,000.00	1,015.00	8.89	1.78%
Investment Quality Bond – Class C	1,000.00	1,011.30	11.92	2.39%
Municipal Bond – Class I	1,000.00	1,024.20	9.44	1.88%
Municipal Bond – Class A	1,000.00	1,023.20	11.49	2.29%
Municipal Bond – Class C	1,000.00	1,020.20	13.32	2.66%
U.S. Government Money Market – Class I	1,000.00	1,000.00	0.25	0.05%
U.S. Government Money Market – Class A	1,000.00	1,000.10	0.25	0.05%
U.S. Government Money Market – Class C	1,000.00	1,000.10	0.25	0.05%
James Alpha Global Enhanced Real Return - Class A	1,000.00	982.20	7.37	1.50%
James Alpha Global Enhanced Real Return - Class C	1,000.00	978.60	11.01	2.25%
James Alpha Global Enhanced Real Return - Class I	1,000.00	983.30	6.15	1.25%
James Alpha Global Real Estate Investments – Class A	1,000.00	1,094.30	12.67	2.44%
James Alpha Global Real Estate Investments – Class C	1,000.00	1,092.30	13.85	2.67%
James Alpha Global Real Estate Investments – Class I	1,000.00	1,098.60	7.75	1.49%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Beginning Account Value – 9/1/2013		Ending Account Value – 2/28/2014	Expense Paid 9/1/2013-2/28/2014*	Expense Ratio [Annualized]
Hypothetical [5% Return Before Expenses] – Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,019.14	$5.71	1.14%
Large Capitalization Value – Class A	1,000.00	1,017.21	7.65	1.53%
Large Capitalization Value – Class C	1,000.00	1,014.18	10.69	2.14%
Large Capitalization Growth – Class I	1,000.00	1,018.60	6.26	1.25%
Large Capitalization Growth – Class A	1,000.00	1,016.61	8.25	1.65%
Large Capitalization Growth – Class C	1,000.00	1,013.64	11.23	2.25%
Mid Capitalization – Class I	1,000.00	1,017.46	7.40	1.48%
Mid Capitalization – Class A	1,000.00	1,015.47	9.39	1.88%
Mid Capitalization – Class C	1,000.00	1,012.50	12.37	2.48%
Small Capitalization – Class I	1,000.00	1,018.60	6.26	1.25%
Small Capitalization – Class A	1,000.00	1,016.61	8.25	1.65%
Small Capitalization – Class C	1,000.00	1,013.64	11.23	2.25%
International Equity – Class I	1,000.00	1,011.75	13.12	2.63%
International Equity – Class A	1,000.00	1,009.72	15.15	3.04%
International Equity – Class C	1,000.00	1,006.79	18.06	3.63%
Health & Biotechnology – Class I	1,000.00	1,015.27	9.59	1.92%
Health & Biotechnology – Class A	1,000.00	1,013.24	11.63	2.33%
Health & Biotechnology – Class C	1,000.00	1,010.26	14.60	2.93%
Technology & Communications – Class I	1,000.00	1,015.67	12.89	1.84%
Technology & Communications – Class A	1,000.00	1,013.69	11.18	2.24%
Technology & Communications – Class C	1,000.00	1,010.71	14.16	2.84%
Energy & Basic Materials – Class I	1,000.00	1,012.00	12.87	2.58%
Energy & Basic Materials – Class A	1,000.00	1,010.07	14.80	2.97%
Energy & Basic Materials – Class C	1,000.00	1,007.09	17.77	3.57%
Financial Services – Class I	1,000.00	1,009.92	14.95	3.00%
Financial Services – Class A	1,000.00	1,007.93	16.93	3.40%
Financial Services – Class C	1,000.00	1,004.96	19.88	4.00%
Investment Quality Bond – Class I	1,000.00	1,017.90	6.95	1.39%
Investment Quality Bond – Class A	1,000.00	1,015.97	8.90	1.78%
Investment Quality Bond – Class C	1,000.00	1,012.94	11.93	2.39%
Municipal Bond – Class I	1,000.00	1,015.47	9.39	1.88%
Municipal Bond – Class A	1,000.00	1,013.44	11.43	2.29%
Municipal Bond – Class C	1,000.00	1,011.60	13.27	2.66%
U.S. Government Money Market – Class I	1,000.00	1,024.55	0.25	0.05%
U.S. Government Money Market – Class A	1,000.00	1,024.55	0.25	0.05%
U.S. Government Money Market – Class C	1,000.00	1,024.55	0.25	0.05%
James Alpha Global Enhanced Real Return - Class A	1,000.00	1,017.36	7.50	1.50%
James Alpha Global Enhanced Real Return - Class C	1,000.00	1,013.64	11.23	2.25%
James Alpha Global Enhanced Real Return - Class I	1,000.00	1,018.60	6.26	1.25%
James Alpha Global Real Estate Investments – Class A	1,000.00	1,012.69	12.18	2.44%
James Alpha Global Real Estate Investments – Class C	1,000.00	1,011.55	13.32	2.67%
James Alpha Global Real Estate Investments – Class I	1,000.00	1,017.41	7.45	1.49%

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?		Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my	To protect your personal information from unauthorized access personal information?

and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

•

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the period ended June 30, 2013 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Saratoga Advantage Trust

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date

5/9/14

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/9/14

* Print the name and title of each signing officer under his or her signature.